                                          1933 Act File No. 33-40428
                                          1940 Act File No. 811-6309

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
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    Pre-Effective Amendment No.         ....................       _
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    Post-Effective Amendment No.  21 .......................       X
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                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
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    Amendment No.  21 ......................................       X
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                                      RIGGS FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_   immediately upon filing pursuant to paragraph (b).
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X   on June 28, 2001 pursuant to paragraph (b).
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_   60 days after filing pursuant to paragraph (a) (i).
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    on               pursuant to paragraph (a) (i).
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_   75 days after filing pursuant to paragraph (a)(ii).
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    on ____________  pursuant to paragraph (a)(ii) of Rule 485.
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If appropriate, check the following box:

_  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

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Riggs Funds June 30, 2001

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Combined Prospectus
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June 30, 2001

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Class R Shares
Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

[Logo of Riggs Funds]

Federated Securities Corp., Distributor

PROSPECTUS

Riggs Funds

CLASS R SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	12
Principal Securities in Which the Funds Invest	14
Specific Risks of Investing in the Funds	17
What do Shares Cost?	19
How are the Funds Sold?	20
How to Purchase Shares	20
How to Redeem and Exchange Shares	21
Account and Share Information	23
Who Manages the Funds?	25
Financial Information	26

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JUNE 30, 2001

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Fund Goals, Strategies, Performance and Risk

Riggs Funds offer nine portfolios, including three equity funds, four income funds and two money market funds. The following describes the investment goals, strategies, and principal risks of the Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs Large Cap Growth Fund (Large Cap Growth Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Bond Fund (Bond Fund), Riggs Intermediate Tax Free Bond Fund (Intermediate Tax Free Bond Fund), Riggs Long Term Tax Free Bond Fund (Long Term Tax Free Bond Fund), Riggs Prime Money Market Fund (Prime Money Market Fund) and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.

The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without Shareholder approval.

The Shares offered by this prospectus are not deposits or obligations of any bank including Riggs Bank N.A., and are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy

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The Fund pursues its investment objective by investing at least 65% of its assets in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index. The Fund's investment adviser (Adviser) selects stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (11.54)%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 22.00% (quarter ended December 31, 1998). Its lowest quarterly return was (14.71)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. The S&P 500 is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	S&P 500
1 Year	(6.68)%	(9.13)%
5 Years	10.83%	18.33%
Start of Performance[1]	13.30%	16.63%

1 The Fund's Class R Shares start of performance date was May 11, 1992.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy

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The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of stocks of small-sized U.S. Companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's Adviser, have potential to become significant factors in their respective industries in terms of market share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $1.2 billion. In selecting securities, the Adviser uses a similar style of investing described on the previous page with respect to Riggs Stock Fund. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (4.28)%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 23.16% (quarter ended September 30, 1997). Its lowest quarterly return was (29.19)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Russell 2000 Index ("RUS2"), a broad-based market index. The RUS2 is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	RUS2
1 Year	(0.45)%	(3.02)%
5 Years	8.66%	10.31%
Start of Performance[1]	11.67%	13.21%

1 The Fund's Class R Shares start of performance date was February 27, 1995.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS LARGE CAP GROWTH FUND

Goal

Seeks to provide capital appreciation.

Strategy

The Fund pursues its investment objective by investing at least 65% of its assets in common stocks (or American Depository Receipts of foreign companies) of large capitalization growth companies (companies having market capitalizations in excess of $10 billion) traded in the U.S. stock markets. The Fund will invest primarily in companies which, in the Adviser's opinion, have strong sustainable competitive advantages in their respective industries. To identify these companies, the Adviser will perform a fundamental analysis of the issuer, focusing on the issuer's historical and projected future growth of revenues and earnings. The Adviser uses a "growth" style of investing, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser may from time-to-time allocate a substantial portion of the Fund's securities to a small number of sectors (e.g. technology, capital goods, health care and/or communications services), or to a single sector.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the Fund's Class R Shares total return on a calendar year-end basis.

The total return displayed for the Fund do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (37.66)%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 20.09% (quarter ended March 31, 2000). Its lowest quarterly return was (32.05)% (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	S&P 500
1 Year	(15.71)%	(9.13)%
Start of Performance[1]	(9.84)%	(5.65)%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS U.S. GOVERNMENT SECURITIES FUND

Goal

Seeks to achieve current income.

Strategy

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The Fund pursues its investment objective by investing at least 65% of its assets in U.S. Treasury and government agency securities, including mortgage backed securities and collateralized mortgage obligations. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Merrill Lynch U.S. Treasury Agency Master Index. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.79%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 6.49% (quarter ended June 30, 1995). Its lowest quarterly return was (3.03)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Merrill Lynch U.S. Treasury Agency Master Index ("MLTAM") and the Lehman Brothers Government Credit (Total) Index ("LBGCT"), broad-based market indexes. Effective April 30, 2001, the Fund's Adviser has elected to change the benchmark index from LBGCT to MLTAM, because MLTAM is more representative of the securities in which the Fund currently invests. The MLTAM and LBGCT are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	MLTAM	LBGCT
1 Year	9.80%	13.11%	11.85%
5 Years	5.36%	6.50%	6.24%
Start of Performance[1]	6.76%	7.45%	7.56%

1 The Fund's start of performance date was May 11, 1992.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS BOND FUND

Goal

Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Strategy

The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income securities consisting primarily of U.S. Government securities; corporate obligations rated A or higher by a national rating agency; and mortgage backed securities. The Adviser allocates the Fund's portfolio among the various types of fixed income securities, and adjusts the maturity of the portfolio, by analyzing the expected relative value of the securities types invested in by the Fund, and the expected changes in interest rates. In selecting a corporate debt obligation, the Adviser analyzes the business, competitive position and financial condition of the issuer to assess whether the security's potential return outweighs its risk. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

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As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of Lehman Brothers Government/Credit (Total) Index. The Adviser adjusts the portfolio's duration within the duration limitation based upon the adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the Fund's Class R Shares total return on a calendar year-end basis.

The total return displayed for the Fund do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 2.35%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 4.41% (quarter ended December 31, 2000). Its lowest quarterly return was 1.23% (quarter ended June 30, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Lehman Brothers Government Credit (Total) Index (LBGCT), a broad-based market index. The LBGCT is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	LBGCT
1 Year	9.58%	11.85%
Start of Performance[1]	8.91%	10.83%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS INTERMEDIATE TAX FREE BOND FUND

Goal

Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Strategy

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The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of its annual interest income is exempt from federal income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the duration of the Lehman Brothers 5 Year Municipal Bond Index. The Adviser adjusts the portfolio's duration within the duration limitation based upon the Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to increase.

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In selecting individual securities, the Adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The Adviser attempts to enhance the Fund's income, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the Fund's Class R Shares total return on a calendar year-end basis.

The total return displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 2.11%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 2.76% (quarter ended December 31, 2000). Its lowest quarterly return was 1.16% (quarter ended June 30, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund's Class R Shares total returns averaged over a period of years relative to the Lehman Brothers 5 Year Municipal Bond Index ("LB5MB"), a broad-based market index. The LB5MB is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	LB5MB
1 Year	4.89%	7.72%
Start of Performance[1]	4.96%	7.14%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS LONG TERM TAX FREE BOND FUND

Goal

Seeks to provide a high level of current income which is exempt from federal income tax.

Strategy

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The Fund pursues its investment objective by investing primarily in a portfolio of investment grade (BBB or higher) tax exempt securities so that at least 80% of its annual interest income is exempt from federal income tax and not subject to federal alternative minimum tax for individuals and corporations (AMT). Not all distributions will be free from AMT. The Fund will invest primarily in long term securities. As a matter of investment policy, under normal market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than 120%, of the Lehman Brothers 10 Year Municipal Bond Index. The Adviser adjusts the portfolio's duration within the duration limitation based on the Adviser's interest rate outlook, generally maintaining a longer duration when rates are expected to fall, and a shorter duration when they are expected to rise.

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In selecting individual securities, the Adviser performs a fundamental analysis of the issuer's ability to pay principal and interest on the security to assess whether the security's potential return outweighs its potential risk. The Adviser attempts to provide high levels of after tax total return relative to tax free bond funds with shorter average durations. After tax total return consists of two components: (1) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund Shares; and (2) income received from the Fund's portfolio securities. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the Fund's Class R Shares total return on a calendar year-end basis.

The total return displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.68%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 4.21% (quarter ended December 31, 2000). Its lowest quarterly return was 1.14% (quarter ended June 30, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund's Class R Shares total returns averaged over the year relative to the Lehman Brothers 10 Year Municipal Bond Index ("LB10MB"), a broad-based market index. The LB10MB is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class R Shares	LB10MB
1 Year	7.64%	10.76%
Start of Performance[1]	7.32%	9.87%

1 The Fund's Class R Shares start of performance date was December 20, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS PRIME MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, U.S. Government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable quality to securities having such ratings. The Adviser uses a broad, overall analysis of the U.S. Credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. Economic growth, interest rates and inflation rates.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.19%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 1.43% (quarter ended December 31, 2000). Its lowest quarterly return was 0.99% (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period	Class R Shares
1 Year	5.42%
5 Years	4.76%
Start of Performance[1]	4.71%

1 The Fund's Class R Shares start of performance date was December 12, 1995.

The Fund's Class R Shares 7-Day Net Yield as of December 31, 2000 was 5.62%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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RIGGS U.S. TREASURY MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. Government, and are fully guaranteed as to payment of principal and interest by the United States. The Adviser uses a broad, overall analysis of the U.S. Credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. Economic growth interest rates and inflation rates.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class R Shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class R Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.14%.

Within the period shown in the Chart, the Fund's Class R Shares highest quarterly return was 1.36% (quarter ended December 31, 2000). Its lowest quarterly return was 0.92% (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class R Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period	Class R Shares
1 Year	5.19%
Start of Performance[1]	4.50%

1 The Fund's Class R Shares start of performance date was July 7, 1998.

The Fund's Class R Shares 7-Day Net Yield as of December 31, 2000 was 5.15%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund or Funds. For more information on these risks, see "Specific Risks of Investing in the Funds."

In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although the Prime Money Market Fund and the Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

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Risks	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Stock Market Risks[1]	X	X	X
Liquidity Risks[2]		X		X
Risks of Foreign Investing[3]			X
Credit Risks[4]				X	X	X	X	X
Interest Rate Risks[5]				X	X	X	X	X	X
Call Risks[6]						X	X
Sector Risks[7]			X					X
Risks Related to Investing for Growth[8]			X
Risks Related to Company Size[9]		X
Prepayment Risks[10]				X
Tax Risks[11]						X	X

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1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

3 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

4 An issuer may possibly default on a security by failing to pay interest or principal when due.

5 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

6 A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.

7 Because a Fund may allocate relatively more assets to certain industry sectors than others, a Fund's performance may be more susceptible to any developments which affect those sectors emphasized by a Fund. In addition, because companies providing credit enhancement with regard to Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.

8 Growth stocks may experience a larger decline than value stocks on a forecast of lower earnings, a negative fundamental development or an adverse market development.

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9 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

10 When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

11 Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state's tax law, could cause the interest received and distributed by the Fund to Shareholders to be taxable.

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What are the Fund's Fees and Expenses?

RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS LARGE CAP GROWTH FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND, RIGGS BOND FUND AND RIGGS INTERMEDIATE TAX FREE BOND FUND CLASS R SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Funds.

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Shareholder Fees Fees Paid Directly From Your Investment	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund	Intermediate Tax Free Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.75%	0.80%	0.75%	0.75%[2]	0.75%[2]	0.75%[2]
Distribution (12b-1) Fee	0.25%	0.25%	0.25%[3]	0.25%	0.25%[3]	0.25%[3]
Shareholder Services Fee	0.25%[4]	0.25%	0.25%[4]	0.25%[4]	0.25%[4]	0.25%[4]
Other Expenses	0.28%	0.30%	0.23%	0.23%	0.29%	0.25%
Total Annual Fund Operating Expenses	1.53%	1.60%	1.48%	1.48%	1.54%	1.50%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2001.

Total Waiver of Fund Expenses	0.01%	0.00%	0.26%	0.55%	0.67%	0.61%
Total Actual Annual Fund Operating Expenses (after waivers)	1.52%	1.60%	1.22%	0.93%	0.87%	0.89%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond Fund (after the voluntary waivers) was 0.35%, 0.48% and 0.54%, respectively, for the fiscal year ended April 30, 2001.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Class R Shares of Large Cap Growth Fund, Bond Fund and Intermediate Tax Free Bond Fund (after the voluntary waivers) was 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ended April 30, 2001.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Class R Shares of Stock Fund, Large Cap Growth Fund, U.S Government Securities Fund, Bond Fund, and Intermediate Tax Free Bond Fund (after the voluntary waivers) was 0.24%, 0.24%, 0.10%, 0.10%, and 0.10%, respectively, for the fiscal year ended April 30, 2001.

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What are the Fund's Fees and Expenses?

RIGGS LONG TERM TAX FREE BOND FUND, RIGGS PRIME MONEY MARKET FUND AND RIGGS U.S. TREASURY MONEY MARKET FUND CLASS R SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Funds.

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Shareholder Fees Fees Paid Directly From Your Investment	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	2.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.75%[2]	0.50%	0.50%
Distribution (12b-1) Fee	0.25%[3]	0.50%[3]	0.50%[3]
Shareholder Services Fee	0.25%[4]	0.25%[4]	0.25%[4]
Other Expenses	0.26%	0.22%	0.23%
Total Annual Fund Operating Expenses	1.51%	1.47%	1.48%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2001.

Total Waiver of Fund Expenses	0.60%	0.40%	0.40%
Total Actual Annual Fund Operating Expenses (after waivers)	0.91%	1.07%	1.08%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Long Term Tax Free Bond Fund (after the voluntary waiver) was 0.55% for the fiscal year ended April 30, 2001.

3 All or a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Class R Shares of Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waivers) was 0.00%, 0.25% and 0.25%, respectively, for the fiscal year ended April 30, 2001.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Class R Shares of Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waivers) was 0.10%, 0.10% and 0.10%, respectively, for the fiscal year ended April 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds' Class R Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class R Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class R Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Stock Fund
Expenses assuming redemption	$356	$683	$1,034	$1,824
Expenses assuming no redemption	$156	$483	$ 834	$1,824
Small Company Stock Fund
Expenses assuming redemption	$363	$705	$1,071	$1,900
Expenses assuming no redemption	$163	$505	$ 871	$1,900
Large Cap Growth Fund
Expenses assuming redemption	$351	$668	$1,008	$1,768
Expenses assuming no redemption	$151	$468	$ 808	$1,768
U.S. Government Securities Fund
Expenses assuming redemption	$351	$668	$1,008	$1,768
Expenses assuming no redemption	$151	$468	$ 808	$1,768
Bond Fund
Expenses assuming redemption	$357	$686	$1,039	$1,834
Expenses assuming no redemption	$157	$486	$ 839	$1,834
Intermediate Tax Free Bond Fund
Expenses assuming redemption	$353	$674	$1,018	$1,791
Expenses assuming no redemption	$153	$474	$ 818	$1,791
Long Term Tax Free Bond Fund
Expenses assuming redemption	$354	$677	$1,024	$1,802
Expenses assuming no redemption	$154	$477	$ 824	$1,802
Prime Money Market Fund
Expenses assuming redemption	$150	$465	$ 803	$1,757
Expenses assuming no redemption	$150	$465	$ 803	$1,757
U.S. Treasury Money Market Fund
Expenses assuming redemption	$151	$468	$ 808	$1,768
Expenses assuming no redemption	$151	$468	$ 808	$1,768

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Principal Securities in Which the Funds Invest

EQUITY SECURITIES

Equity securities held represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal type of equity security in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest, where that security has been referred to in the Fund's strategy section above.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by the Funds are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

The mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.

SEQUENTIAL CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. Dollars and issued by non-U.S. Branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy Shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. Dollars, eliminating the need for foreign exchange transactions. Depositary receipts involve many of the same risks of investing directly in foreign securities, including risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Investment Ratings for Prime Money Market Fund

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The securities in which the Prime Money Market Fund invests must be rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs) or be of comparable equality to securities having such ratings.

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Investment Ratings for Corporate Fixed Income Securities

The Adviser will determine a security's rating based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the adviser will reevaluate the security, but will not be required to sell it.

Portfolio Turnover

Each Fund actively trades its portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its Shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

Each Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet Shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by Shareholders. Temporary investments will be of comparable quality to other debt securities in which the Funds may invest. For the Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, these securities may be subject to federal income tax and may cause these Funds to receive and distribute taxable income to investors.

Specific Risks of Investing in the Funds

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS--FIXED INCOME SECURITIES

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

LIQUIDITY RISKS--EQUITY SECURITIES

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. Companies These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

  A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, a Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.
  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

TAX RISKS

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to Shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
  Income from the Fund may be subject to the AMT.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of that Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge. The NAV for Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund is determined at the end of regular trading (normally 4:00 p.m. Washington, D.C. time) each day the NYSE is open. The NAV for Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the "Money Market Funds") is determined at 12:00 noon and 4:00 p.m. (Washington, D.C. time).

A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAVs will always remain at $1.00 per Share. Equity securities are generally valued at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Outside of Automatic Investment Programs, the minimum initial investment in each Fund is $1000, except for an Individual Retirement Account ("IRA") which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds. Within Automatic Investment Programs, the minimum investment requirements would be specified in the Riggs Bank or Riggs Investment Corp. Service Agreement.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Shareholders redeeming Class R Shares from the Funds (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) within five years of the purchase date will be charged a CDSC equal to 2.00% on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption. The CDSC will be deducted from the redemption proceeds otherwise payable to the Shareholder and will be retained by the distributor. In determining the applicability of the CDSC, the required holding period for new Shares received through an exchange will include the period for which the original Shares were held.

You will not be charged a CDSC when redeeming Shares:

  as a Shareholder who acquired Shares prior to July 1, 1998 (including Shares acquired in exchange for Shares acquired prior to July 1, 1998);
  purchased with reinvested dividends or capital gains;
  following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving Shareholder;
  representing minimum required distributions from an IRA or other retirement plan to a Shareholder who has attained the age of 70 1/2;
  if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and
  which are qualifying redemptions of Shares under a Systematic Withdrawal Program.

In addition, you will not be charged a CDSC:

  on Shares held by Trustees, employees and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;
  on Shares originally purchased (i) through the Trust Division or the Private Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and
  on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

U.S. Government Securities Fund, Stock Fund, Small Company Stock Fund and the Money Market Funds offer Class R Shares and Class Y Shares; Large Cap Growth Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund offer Class R Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class R Shares. Each Share class has different expenses which affect their performance. Class Y Shares impose a 0.25% Shareholder services fee, are not subject to a Rule 12b-1 fee, and do not impose a CDSC. For more information concerning Class Y Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus.

Class R Shares of the Money Market Funds are sold primarily to retail customers of Riggs Bank through Riggs Investment Corp., Riggs Bank and its affiliates, and to other retail customers through non-affiliated, authorized broker/dealers. Class R Shares of the Money Market Funds are also available to retail and institutional investors in connection with an Asset Management Program for automatic investment.

Class R Shares of Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund are sold primarily to retail customers of Riggs Bank through Riggs Bank and its affiliates.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Class R Shares at an annual rate of up to 0.25% of the average daily assets of Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund; and up to 0.50% of the average daily assets of the Money Market Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through Riggs Investment Corp., Riggs Bank, a Riggs-affiliated broker/dealer or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH RIGGS INVESTMENT CORP.

To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Investment Corp. before 11:00 a.m. (Washington, D.C. time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day.

By Wire

Shares of the Riggs Funds may be purchased by wire. For wiring instructions, call Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund, payment by wire must be received by Riggs Investment Corp. before 12:30 p.m. (Washington, D.C. time) on the same day as the order is placed to earn dividends for that day. With respect to Large Cap Growth Fund, Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to Riggs Funds, note the name of the Fund and the Share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

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Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

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Orders received by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day.

THROUGH RIGGS-AFFILIATED BROKER/DEALERS

An investor may place an order through Riggs-affiliated broker/dealers to purchase Shares of a Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from the broker/dealer. Purchase requests through Riggs-affiliated broker/dealers must be received by the broker/dealer before 3:00 p.m. (Washington, D.C. time) in order for Shares to be purchased at that day's public offering price.

THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK

You may establish an account with Riggs Investment Corp. or Riggs Bank to automatically purchase Class R Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Investment Corp. or Riggs Bank Service Agreement for details regarding the services, fees, restrictions, and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.

THROUGH AN EXCHANGE

You may purchase Class R Shares of the Funds (with the exception of Prime Money Market Fund) through an exchange from Class R Shares of another Riggs Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, Shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the Shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the NAV next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer.

Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

THROUGH RIGGS FUNDS ONLINESM

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You may purchase Fund Shares via the Internet through Riggs Funds OnLineSM at http://www.riggsfunds.com. See "Fund Transactions through Riggs Funds OnLineSM" in the Account and Share Information Section.

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RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.

How to Redeem and Exchange Shares

Each Fund redeems Class R Shares at their NAV, less (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) any applicable CDSC, next determined after Riggs Investment Corp. receives the redemption request.

Redemptions will be made on days on which both the NYSE and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.

AUTOMATIC INVESTING PROGRAMS

Clients who have executed a Riggs Bank or Riggs Investment Corp. Service Agreement should refer to the Agreement for information about redeeming Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund purchased through that program.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling Riggs Investment Corp. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Money Market Funds, if you call before 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the following business day. You will receive that day's dividend.

With respect to Stock Fund, Small Company Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Washington, D.C. time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery service to:

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Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

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All requests must include:

  Fund Name, Share Class and account number;
  amount to be redeemed or exchanged;
  signatures of all Shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  if exchanging (transferring) into another fund with a different Shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a Shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING

Class R Shareholders who at June 30, 1998 were Class A Shareholders of Prime Money Market Fund and U.S. Treasury Money Market Fund with a minimum balance of $5,000 can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Investment Corp. The Fund will then provide checks. Checks cannot be used to close a Shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts, or an Automatic Investing Program. For further information, contact Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a Shareholder must have an account value of at least $10,000. Shareholders may make arrangements to have amounts systematically withdrawn from their accounts in the Money Market Funds and automatically invested in Class R Shares of one of the other Funds in the Riggs Funds. A Shareholder may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

EXCHANGE PRIVILEGE

A Shareholder may generally exchange Class R Shares of one Fund for Class R Shares of any of the other Funds in the Riggs Funds (with the exception of Prime Money Market Fund) at NAV by writing to or calling RFSS. A CDSC is not assessed in connection with such exchanges, but if the Shareholder redeems Shares (other than Shares of a Money Market Fund, unless the Money Market Fund Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the Shareholder has owned Shares will be measured from the date of original purchase and will not be affected by the exchange.

Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C. time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

To execute an order to exchange you must first:

  complete an authorization form permitting the Fund to accept telephone exchange requests;
  ensure that the account registrations are identical;
  meet any minimum initial investment requirements;
  specify the dollar value or number of Shares to be exchanged; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or adviser may determine from the amount, frequency and pattern of exchanges that a Shareholder is engaged in excessive trading that is detrimental to a Fund and other Shareholders. If this occurs, a Fund may terminate the availability of exchanges to that Shareholder.

Shareholders may obtain further information on the exchange privilege by calling RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC EXCHANGE PROGRAM

Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. This privilege is not available to Shareholders of Class R Shares of the Money Market Funds. Shareholders interested in participating in this program should contact RFSS.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

FUND TRANSACTIONS THROUGH RIGGS FUNDS ONLINESM

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If you have previously established an account with the Funds, and have signed the Riggs Funds OnLineSM Agreement, you may purchase Shares through the Riggs Funds Internet Site on the World Wide Web (http://www.riggsfunds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Client account under the methods described in the "How to Purchase Shares" section.

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Trust customers of Riggs Bank N.A. should contact their account officer for information on the availability of transactions over the Internet.

You should contact RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883 to get started. RFSS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact RFSS.

Online Conditions

Because of security concerns and costs associated with maintaining the Web Site, purchases through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases	$100	$100,000

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks

Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party should this happen, you should consider purchasing, redeeming or exchanging Shares by another method. The Riggs Funds, its transfer agent, distributor and RFSS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. With respect to Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, dividends are declared daily and paid monthly. Unless Shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at NAV on the ex-dividend date without a sales charge. With respect to Stock Fund, Small Company Stock Fund and Large Cap Growth Fund, dividends are declared and paid quarterly. Unless cash payments are requested by Shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

With respect to Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, an annual statement of your account activity will be sent to assist you in completing your federal, state and local tax returns. It is anticipated that a Fund's distributions will be primarily dividends that are exempt from federal income tax, although a portion of a Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Corp. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 808 17th Street N.W., Washington, D.C. 20006.

The Adviser has delegated daily management of the Funds to the following Sub-Advisers: Riggs Investment Management Corp. ("RIMCO") (with respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund) and J. Bush & Co. (with respect to Large Cap Growth Fund). These Sub-Advisers, which are paid by the Adviser and not by the Funds, are subsidiaries of Riggs National Corporation, a bank holding company. The Sub-Adviser's addresses are: Riggs Investment Management Corp., 808 17th Street N.W., Washington, D.C. 20006; and J. Bush & Co., 55 Whitney Avenue, New Haven, CT 06510

The Adviser or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2001, provide investment advice for assets of over $2.5 billion. RIMCO has a varied client base of approximately 200 other relationships including corporate pension plans, foundations, endowments, associations and management assets of over $2.0 billion. J. Bush & Co. manage assets valued at over $500 million.

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The Funds' portfolio managers are:

Nathan Reischer

Nathan Reischer, manager of the Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, is Director and Chief Fixed Income Strategist of RIMCO. He is responsible for formulating the firm's fixed income investment strategy and directing management of its fixed income portfolios. Mr. Reischer has more than 20 years of fixed income management experience. He was Director and Senior Domestic Strategist for Barclays Capital, Inc. in New York from 1995 until joining RIMCO in 1998. From 1983 to 1994, he served as Fixed Income Portfolio Manager and Director of Cash Management at GM Investment Management Company in New York. He brings additional asset/liability management experience having been a consultant to financial institutions at IMA, Inc. in Seattle, and Vice President and Manager of the Investment Portfolio Department at Seattle First National Bank. Mr. Reischer earned his B.B.A. in Economics from the University of Houston and his M.B.A. from Bernard M. Baruch College. He has also been the portfolio manager of the U.S. Government Securities Fund since September 1998.

Jonathan Bush

Jonathan Bush, manager of the Large Cap Growth Fund, is the Chairman and Chief Executive Officer of J. Bush & Co., Inc. He founded the Company in 1970. He is a graduate of Yale University (B.A.) and New York University School of Business (M.B.A.). In addition to managing portfolios at J. Bush & Co., Mr. Bush is a member of the Board and former chairman of the United Negro College Fund and a Director of the Yale New Haven Hospital and Vista of Westbrook, Inc. Mr. Bush serves as a director of Russell Reynolds Associates. He is a former Board member of Inwood House (the home for unwed mothers), the Eye Bank for sight Restoration, The Yale Alumni Fund, the Boys' Club of New York, and Miss Porter's School, and a former New York State Finance Committee Chairman and member of the Executive Committee of the New York State Republican State Committee, Co-chairman of Reagan/Bush 1984, and New York General Chairman of Bush/Quayle 1988. Mr. Bush holds honorary degrees from Bethune-Cookman College, St. Augustine's College, and Stillman College. He is the son of the late Senator Prescott Bush and the brother of former President George Bush.

Russ Schmiedel Alstott

Russ Schmiedel Alstott, manager of the Large Cap Growth Fund, joined J. Bush & Co. in 1998 and serves as the firm's Chief Investment Officer and President. Mr. Alstott's education includes: A.B. summa cum laude from Harvard College in 1984; J.D. from the Yale Law School in 1989 and senior editor of the Yale Law Journal; and M.B.A. from the Stanford Graduate School of Business in 1989. His business experience includes: investment banker in corporate finance and capital markets at Morgan Stanley in New York (1989-1991); strategic management consultant at McKinsey & Company in New York (1991-1996); and Vice President of a small business venture wholly-owned by Corning, Inc. in New Jersey (1996-1997).

A committee, composed of three investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of the Stock Fund and the Small Company Stock Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund, Large Cap Growth Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, and Long Term Tax Free Bond Fund--0.75%; Small Company Stock Fund--0.80%; and Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the financial performance of the Funds for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.


Riggs Funds
Financial Highlights Class R Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Beginning with the fiscal year ended April 30, 1999 the Funds were audited by Arthur Andersen LLP. Each of the previous years was audited by other auditors. Arthur Andersen's report dated June 8, 2001, on the Funds' financial statements for the year ended April 30, 2001, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions from Paid-in Capital[1]
Stock Fund
1997	$15.84	0.20	2.28	2.48	(0.20)	(2.71)	--
1998	$15.41	0.11	5.20	5.31	(0.11)	(4.04)	--
1999	$16.57	0.04	0.94	0.98	(0.04)	(1.71)	--
2000	$15.80	0.01	(0.38)	(0.37)	(0.01)	(2.20)	--
2001[9]	$13.22	(0.03)	(1.53)	(1.56)	--	(2.71)	--
Small Company Stock Fund
1997	$14.10	(0.01)	(0.47)	(0.48)	--	(0.82)	--
1998	$12.80	(0.04)	9.23	9.19	--	(3.19)	--
1999	$18.80	(0.02)	(5.66)	(5.68)	--	(1.85)	--
2000	$11.27	(0.05)[4]	1.94	1.89	--	--	--
2001[9]	$13.16	(0.02)	(0.15)	(0.17)	--	(1.77)	--
Large Cap Growth Fund
2000[5]	$10.00	--	1.73	1.73	--	--	(0.01)
2001[9]	$11.72	0.00[7]	(5.26)	(5.26)	--	--	--
U.S. Government Securities Fund
1997	$9.47	0.60	(0.07)	0.53	(0.59)	--	--
1998	$9.41	0.56	0.37	0.93	(0.57)	--	--
1999	$9.77	0.52	0.06	0.58	(0.50)	--	--
2000	$9.85	0.50	(0.37)	0.13	(0.51)	--	--
2001	$9.47	0.52	0.45	0.97	(0.51)	--	--
Bond Fund
2000[5]	$10.00	0.21	0.01	0.22	(0.21)	--	--
2001	$10.01	0.58	0.49	1.07	(0.58)	--	--
Intermediate Tax Free Bond Fund
2000[5]	$10.00	0.15	(0.02)	0.13	(0.15)	--	--
2001	$9.98	0.43	0.27	0.70	(0.43)	--	--
Long Term Tax Free Bond Fund
2000[5]	$10.00	0.16	0.01	0.17	(0.16)	--	--
2001	$10.01	0.45	0.34	0.79	(0.46)	(0.05)	--
Prime Money Market Fund
1997	$1.00	0.05	0.00[7]	0.05	(0.05)	--	--
1998	$1.00	0.05	(0.00)[7]	0.05	(0.05)	--	--
1999	$1.00	0.04	0.00[7]	0.04	(0.04)	--	--
2000	$1.00	0.04	(0.00)[7]	0.04	(0.04)	--	--
2001	$1.00	0.05	0.00[7]	0.05	(0.05)	--	--
U.S. Treasury Money Market Fund
1999[8]	$1.00	0.03	--	0.03	(0.03)	--	--
2000	$1.00	0.04	(0.00)[7]	0.04	(0.04)	--	--
2001	$1.00	0.05	0.00[7]	0.05	(0.05)	--	--

1 Represents a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

4 Per share amount is based upon the average number of shares outstanding.

5 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return[2]	Expenses	Net Investment Income (Net Operating Loss)	Expense waiver/ reimbursement[3]	Net Assets, end of period (000 omitted)	Portfolio Turnover

(2.91)	$15.41	16.34%	0.91%	1.26%	0.12%	$89,142	75%
(4.15)	$16.57	39.68%	0.93%	0.63%	0.07%	$117,115	94%
(1.75)	$15.80	6.50%	1.22%	0.26%	0.26%	$101,474	52%
(2.21)	$13.22	(1.04)%	1.41%	0.08%	0.14%	$51,968	79%
(2.71)	$8.95	(12.59)%	1.52%	(0.29)%	0.01%	$30,385	95%

(0.82)	$12.80	(3.76)%	1.00%	(0.07)%	0.46%	$27,777	93%
(3.19)	$18.80	77.85%	1.09%	(0.26)%	0.09%	$58,223	108%
(1.85)	$11.27	(30.33)%	1.37%	(0.14)%	0.26%	$38,728	100%
--	$13.16	16.77%	1.60%	(0.44)%	0.13%	$33,163	116%
(1.77)	$11.22	0.37%	1.60%	(0.14)%	0.00%[10]	$16,637	146%

(0.01)	$11.72	17.31%	1.31%[6]	(0.15)%[6]	0.36%[6]	$102,961	19%
--	$6.46	(44.88)%	1.22%	(0.42)%	0.26%	$44,019	62%

(0.59)	$9.41	5.79%	0.87%	6.36%	0.40%	$31,829	171%
(0.57)	$9.77	10.14%	0.82%	5.87%	0.40%	$34,521	175%
(0.50)	$9.85	6.03%	0.91%	5.12%	0.67%	$38,928	55%
(0.51)	$9.47	1.39%	1.06%	5.19%	0.55%	$29,898	55%
(0.51)	$9.93	10.44%	0.93%	5.27%	0.55%	$25,415	58%

(0.21)	$10.01	2.18%	1.00%[6]	5.73%[6]	0.67%[6]	$41,597	16%
(0.58)	$10.50	10.94%	0.87%	5.63%	0.67%	$37,858	42%

(0.15)	$9.98	1.31%	1.00%[6]	4.16%[6]	0.61%[6]	$66,582	9%
(0.43)	$10.25	7.08%	0.89%	4.18%	0.61%	$59,483	25%

(0.16)	$10.01	1.76%	1.00%[6]	4.57%[6]	0.60%[6]	$69,119	0%
(0.51)	$10.29	8.00%	0.91%	4.48%	0.60%	$57,481	48%

(0.05)	$1.00	4.57%	1.01%	4.58%	0.17%	$26,263	--
(0.05)	$1.00	4.92%	1.00%	4.51%	0.18%	$508	--
(0.04)	$1.00	4.49%	1.03%	4.25%	0.46%	$8,422	--
(0.04)	$1.00	4.53%	1.07%	4.55%	0.40%	$23,842	--
(0.05)	$1.00	5.32%	1.07%	5.13%	0.40%	$103,460	--

(0.03)	$1.00	3.35%	1.08%[6]	3.86%[6]	0.47%[6]	$3,309	--
(0.04)	$1.00	4.20%	1.10%	4.20%	0.40%	$4,373	--
(0.05)	$1.00	5.11%	1.08%	5.03%	0.40%	$5,449	--

6 Computed on an annualized basis.

7 Per share amount does not round to $0.01 or $(0.01).

8 Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

9 As of July 31, 2000, Class B Shares were no longer offered. All Class B Shares were converted to Class R Shares.

10 Percentage amount does not round to 0.01%.


Riggs Funds

CLASS R SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund


JUNE 30, 2001

A Statement of Additional Information (SAI) dated June 30, 2001 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to Shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, DC metropolitan area toll-free at 1-800-934-3883.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the SEC's Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6309

Cusip 76656A 609	Riggs Stock Fund	RIST
Cusip 76656A 807	Riggs Small Company Stock Fund	RISCX
Cusip 76656A 849	Riggs Large Cap Growth Fund	RILC
Cusip 76656A 500	Riggs U.S. Government Securities Fund	RMBDR
Cusip 76656A 872	Riggs Bond Fund	RIBRX
Cusip 76656A 864	Riggs Intermediate Tax Free Bond Fund	RIIBX
Cusip 76656A 856	Riggs Long Term Tax Free Bond Fund	RILTX
Cusip 76656A 203	Riggs Prime Money Market Fund	RYPXX
Cusip 76656A 401	Riggs U.S. Treasury Money Market Fund	RYTXX

1061803A (06/01)

Cusip 76656A 609
Cusip 76656A 807
Cusip 76656A 849
Cusip 76656A 500
Cusip 76656A 872
Cusip 76656A 864
Cusip 76656A 856
Cusip 76656A 203
Cusip 76656A 401


1061803A (06/01)


APPENDICES

COMBINED PROSPECTUS - CLASS R SHARES

Riggs Stock Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs Stock Fund (the "Fund") as of the calendar year-end for each of the eight years, 1993 to 2000.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2000, The percentages noted are: 18.51,
3.44, 37.59, 19.90, 27.82, 16.50, (0.47) and (5.21), respectively.

Riggs Small Company Stock Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs Small Company Stock Fund (the "Fund") as of the
calendar year-end for each of the five years, 1996 to 2000.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 20% up to 40%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2000, The percentages noted are: 21.92,
38.90, (10.44), (0.24) and 1.27, respectively.

Riggs Large Cap Growth Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of Riggs Large Cap Growth Fund (the "Fund") as of the calendar year-end for 2000.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 10% up to 10%.

The `x' axis represents the calculation period from the first full calendar year-end of the Fund's start of business, the calendar year ended 2000. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated
directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 2000, The percentage noted is: (13.99), respectively.

Riggs U.S. Government Securities Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs U.S. Government Securities Fund (the "Fund") as of the
calendar year-end for each of the eight years, 1993 to 2000.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2000, The percentages noted are: 11.06,
(4.39), 17.28, 1.81, 8.74, 8.88, (2.20) and 11.80, respectively.

Riggs Bond Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of Riggs Bond Fund (the "Fund") as of the calendar year-end for
2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 6% up to 18%.

The `x' axis represents the calculation period from the first full calendar year-end of the Fund's start of business, the calendar year ended 2000. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated
directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 2000, The percentage noted is: 11.58, respectively.

Riggs Intermediate Tax Free Bond Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of Riggs Intermediate Tax Free Bond Fund (the "Fund") as of the
calendar year-end for 2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 9%.

The `x' axis represents the calculation period from the first full calendar year-end of the Fund's start of business, the calendar year ended 2000. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated
directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 2000, The percentage noted is: 6.89, respectively.

Riggs Long Term Tax Free Bond Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of Riggs Long Term Tax Free Bond Fund (the "Fund") as of the
calendar year-end for 2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 12%.

The `x' axis represents the calculation period from the first full calendar year-end of the Fund's start of business, the calendar year ended 2000. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated
directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 2000, The percentage noted is: 9.64, respectively.

Riggs Prime Money Market Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs Prime Money Market Fund (the "Fund") as of the calendar year-end for each of the five years, 1996 to 2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2000, The percentages noted are: 4.58, 4.83,
4.73, 4.26 and 5.42, respectively.

Riggs U.S. Treasury Money Market Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs U.S. Treasury Money Market Fund (the "Fund") as of the
calendar year-end for each of the two years, 1999 to 2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 9%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1999 through 2000, The percentages noted are: 3.89 and 5.19, respectively.

[Image Appears Here]


Riggs Funds June 30, 2001


Combined Prospectus


June 30, 2001


Class Y Shares
Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

[Logo of Riggs Funds]

Federated Securities Corp., Distributor

PROSPECTUS

Riggs Funds

CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	8
Principal Securities in Which the Funds Invest	9
Specific Risks of Investing in the Funds	11
What Do Shares Cost?	12
How are the Funds Sold?	13
How to Purchase Shares	13
How to Redeem and Exchange Shares	14
Account and Share Information	15
Who Manages the Funds?	16
Financial Information	17


JUNE 30, 2001


Fund Goals, Strategies, Performance and Risk

Riggs Funds offer nine portfolios, including three equity funds, four income funds and two money market funds. The following describes the investment goals, strategies, and principal risks of Riggs Stock Fund (Stock Fund), Riggs Small Company Stock Fund (Small Company Stock Fund), Riggs U.S. Government Securities Fund (U.S. Government Securities Fund), Riggs Prime Money Market Fund (Prime Money Market Fund) and Riggs U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund) (collectively, the "Funds"). There can be no assurance that a Fund will achieve its goal.

The investment goal of each Fund described in this section may only be changed upon the approval of a majority of the outstanding Shares of the Fund which would be affected by the change. The investment strategies may be changed without Shareholder approval.

The Shares offered by this prospectus are not deposits or obligations of any bank including Riggs Bank N.A., and are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RIGGS STOCK FUND

Goal

Seeks to provide growth of capital and income.

Strategy


The Fund pursues its investment objective by investing at least 65% of its assets in common stocks of improving quality, large capitalization U.S. companies. These will generally be companies whose market capitalizations are $5 billion or more, and whose earnings and dividends are growing at above average rates relative to the historic growth rates of such companies, and relative to the current growth rates of other companies comprising the Standard & Poor's 500 Index. The Fund's investment adviser (Adviser) selects stocks which it believes are undervalued based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improved earnings, and credit quality. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the Fund's Class Y Shares total return on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund's Class Y Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (11.38)%.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.84% (quarter ended March 31, 2000). Its lowest quarterly return was (4.36)% (quarter ended December 31, 2000).

Average Annual Total Return Table


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index. The S&P 500 is unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Class Y Shares	S&P 500
1 Year	(4.78)%	(9.13)%
Start of Performance[1]	(1.84)%	(5.65)%

1 The Fund's Class Y Shares start of performance date was December 20, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS SMALL COMPANY STOCK FUND

Goal

Seeks to provide long-term capital appreciation.

Strategy


The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of stocks of small-sized U.S. companies which are either listed on the New York or American Stock Exchange or Nasdaq, or trade in the over-the-counter market and which, in the opinion of the Fund's Adviser, have potential to become significant factors in their respective industries in terms of market share. The Fund seeks to invest primarily in companies whose market capitalizations are less than $1.2 billion. In selecting securities, the Adviser uses a similar style of investing described on the previous page with respect to Riggs Stock Fund. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the Fund's Class Y Shares total return on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund's Class Y Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (3.88)%.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 14.23% (quarter ended March 31, 2000). Its lowest quarterly return was (9.04)% (quarter ended December 31, 2000).

Average Annual Total Return Table


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Russell 2000 Index ("RUS2"), a broad-based market index. The RUS2 index is unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y Shares	RUS2
1 Year	1.67%	(3.02)%
Start of Performance[1]	7.86%	4.69%


1 The Fund's Class Y Shares start of performance date was December 20, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS U.S. GOVERNMENT SECURITIES FUND

Goal

Seeks to achieve current income.

Strategy


The Fund pursues its investment objective by investing at least 65% of its assets in U.S. Treasury and government agency securities, including mortgage-backed securities and collateralized mortgage obligations. The Fund may also invest in non-governmental debt securities, such as investment grade debt securities issued by corporations or banks, and in privately issued collateralized mortgage obligations. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates. Under ordinary market conditions, the portfolio's average duration will be equal to not less than 80%, nor more than to 120%, of the duration of the Merrill Lynch U.S. Treasury Agency Master Index. The Adviser may sell a portfolio security if it determines that the issuer's prospects have deteriorated or if it finds an attractive security which it deems to have superior risk and return characteristics to a security held by the Fund.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the Fund's Class Y Shares total return on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund's Class Y Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.85%.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 4.61% (quarter ended December 31, 2000). Its lowest quarterly return was 1.39% (quarter ended June 31, 2000).

Average Annual Total Return Table


The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Merrill Lynch U.S. Treasury Agency Master Index ("MLTAM") and the Lehman Brothers Government Credit (Total) Index ("LBGCT"), broad-based market indexes. Effective April 30, 2001, the Fund's Adviser has elected to change the benchmark index from LBGCT to MLTAM, because MLTAM is more representative of the securities in which the Fund currently invests. The MLTAM and LBGCT are unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Class Y Shares	MLTAM	LBGCT
1 Year	12.08%	13.11%	11.85%
Start of Performance[1]	11.41%	12.70%	10.83%

1 The Fund's Class Y Shares start of performance date was December 20, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS PRIME MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, U.S. government and other money market instruments (high-quality, short-term debt securities) maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The securities in which the Fund invests must be rated in the highest short-term category by two recognized rating services or be of comparable quality to securities having such ratings. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In so doing, it assesses a variety of factors including the current and expected U.S. economic growth, interest rates and inflation rates.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.27%.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 1.52% (quarter ended December 31, 2000). Its lowest quarterly return was 0.72% (quarter ended December 31, 1993).

Average Annual Total Return Table

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The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.

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Calendar Period	Class Y Shares
1 Year	5.79%
5 Year	5.14%
Start of Performance[1]	4.72%

1 The Fund's Class Y Shares start of performance dates was September 17, 1991.

The Fund's Class Y Shares 7-Day Net Yield as of December 31, 2000 was 5.97%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RIGGS U.S. TREASURY MONEY MARKET FUND

Goal

Seeks to provide current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations maturing in 397 days or less and repurchase agreements fully collateralized by U.S. Treasury obligations. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The Adviser uses a broad, overall analysis of the U.S. credit markets as a basis for its selection of portfolio securities. In doing so, it assesses a variety of factors, including the current and expected U.S. economic growth interest rates and inflation rates.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class Y Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.22%.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 1.45% (quarter ended December 31, 2000). Its lowest quarterly return was 0.64% (quarter ended December 31, 1993).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period	Class Y Shares
1 Year	5.56%
5 Years	4.88%
Start of Performance[1]	4.37%

1 The Fund's Class Y Shares start of performance date was October 8, 1991.

The Fund's Class Y Shares 7-Day Net Yield as of December 31, 2000 was 5.50%. You may call the Fund at (202) 835-5300 or outside the Washington D.C. metropolitan area toll-free 1-800-934-3883 for current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

PRINCIPAL RISKS OF THE FUNDS

Set forth below are risks specific to an investment in a particular Fund, or Funds. For more information on these risks, see "Specific Risks of Investing in the Funds."

In addition, all Funds are subject to the risk that a Fund's Share price may decline and an investor could lose money. Thus, although the Prime Money Market Fund and the Treasury Money Market Fund seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Riggs Funds. Also, there is no assurance that a Fund will achieve its investment objective.

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Risks	Stock Fund	Small Company Stock Fund	U.S. Government Securities Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Stock Market Risks[1]	X	X
Liquidity Risks[2]		X	X
Risks Related to Company Size[3]		X
Credit Risks[4]			X	X
Interest Rate Risks[5]			X	X	X
Prepayment Risks[6]			X
Sector Risks[7]				X

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1 The value of equity securities rise and fall.

2 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

3 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

4 An issuer may possibly default on a security by failing to pay interest or principal when due.

5 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

6 When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

7 Because companies providing credit enhancement with regard to Prime Money Market Fund's securities may be concentrated in certain industry sectors, the creditworthiness of the Prime Money Market Fund's securities may be adversely affected by developments which adversely affect such sectors.

What are the Fund's Fees and Expenses?

RIGGS STOCK FUND, RIGGS SMALL COMPANY STOCK FUND, RIGGS U.S. GOVERNMENT SECURITIES FUND, RIGGS PRIME MONEY MARKET FUND AND RIGGS U.S. TREASURY MONEY MARKET FUND CLASS Y SHARES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Funds.

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Shareholder Fees Fees Paid Directly From Your Investment	Stock Fund	Small Company Stock Fund	U.S. Government Securities Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee	0.75%	0.80%	0.75%[2]	0.50%	0.50%
Distribution (12b-1) Fee	None	None	None	None	None
Shareholder Services Fee	0.25%[3]	0.25%[3]	0.25%[3]	0.25%[3]	0.25%[3]
Other Expenses	0.28%	0.30%	0.23%	0.22%	0.23%
Total Annual Fund Operating Expenses	1.28%	1.35%	1.23%	0.97%	0.98%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider voluntarily waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2001.

Total Waiver of Fund Expenses	0.01%	0.00%	0.55%	0.25%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	1.27%	1.35%	0.68%	0.72%	0.73%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the U.S. Government Securities Fund (after the voluntary waiver) was 0.35% for the fiscal year ended April 30, 2001.

3 All or a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Class Y Shares of the Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund (after the voluntary waivers) was 0.24%, 0.25%, 0.10%, 0.00% and 0.00%, respectively, for the fiscal year ended April 30, 2001.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds' Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Stock Fund
Expenses assuming redemption	$130	$406	$702	$1,545
Expenses assuming no redemption	$130	$406	$702	$1,545
Small Company Stock Fund
Expenses assuming redemption	$137	$428	$739	$1,624
Expenses assuming no redemption	$137	$428	$739	$1,624
U.S. Government Securities Fund
Expenses assuming redemption	$125	$390	$676	$1,489
Expenses assuming no redemption	$125	$390	$676	$1,489
Prime Money Market Fund
Expenses assuming redemption	$99	$309	$536	$1,190
Expenses assuming no redemption	$99	$309	$536	$1,190
U.S. Treasury Money Market Fund
Expenses assuming redemption	$100	$312	$542	$1,201
Expenses assuming no redemption	$100	$312	$542	$1,201

Principal Securities In Which the Funds Invest

EQUITY SECURITIES

Equity securities held represent a Share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal type of equity security in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities held by the Funds are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

The mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Investment Ratings for Prime Money Market Fund

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The securities in which the Prime Money Market Fund invests must be rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs) or be of comparable equality to securities having such ratings.

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Investment Ratings for Corporate Fixed Income Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to securities (AAA, AA, A, BBB and below) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to a rated security.

If a security is downgraded below the minimum quality grade discussed in a Fund's investment strategy, the adviser will reevaluate the security, but will not be required to sell it.

Portfolio Turnover

The U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund actively trade their portfolio securities in an attempt to achieve their investment objectives. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its Shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Temporary Defensive Investments

The U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund may temporarily depart from their principal investment strategy by investing their assets in cash and shorter-term debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet Shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by Shareholders. Temporary investments will be of comparable quality to other debt securities in which the Funds may invest.

Specific Risks of Investing in the Funds

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS--FIXED INCOME SECURITIES

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

LIQUIDITY RISKS--EQUITY SECURITIES

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security and a Fund could incur losses.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per Share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage backed securities held by a Fund more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

SECTOR RISKS

  A substantial part of Prime Money Market Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. The NAV for the Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund is determined at the end of regular trading (normally 4:00 p.m. Washington, D.C. time) each day the NYSE is open. The NAV for the Prime Money Market Fund and U.S. Treasury Money Market Fund (together, the Money Market Funds) is determined at 12:00 noon and 4:00 p.m. (Washington, D.C. time).

A Fund's NAV is determined as follows: The Money Market Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities at amortized cost. The Money Market Funds cannot guarantee that their NAVs will always remain at $1.00 per Share. Equity securities are generally valued at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The minimum initial investment in each Fund is $100,000. Subsequent investments must be in amounts of at least $100. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds.

The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds offer two share classes: Class R Shares and Class Y Shares, each represents interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. Each Share class has different expenses which affect their performance. Class R Shares are subject to a 0.25% Rule 12b-1 fee (0.50% in the case of Prime Money Market Fund and U.S. Treasury Money Market Fund), and a 0.25% Shareholder services fee, and impose a 2% CDSC. For more information concerning Class R Shares, contact Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus. Class Y Shares of the Funds are sold primarily to trusts, fiduciaries and institutions, and to persons and entities ("Class A Shareholders") who held Class Y Shares (formerly known as "Class A Shares") of U.S. Treasury Money Market Fund and Prime Money Market Fund (together, the "Money Market Funds") on June 30, 1998.

How to Purchase Shares

You may purchase Shares through Riggs Investment Corp. or Riggs Bank, or through an exchange from another Riggs Fund. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH RIGGS INVESTMENT CORP.

To place an order to purchase Shares of a Fund, an investor may write to or call Riggs Investment Corp. at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883. Representatives are available from 8:30 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Investment Corp. before 11:00 a.m. (Washington, D.C. time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, purchase orders must be received by Riggs Investment Corp. before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day.

By Wire

To purchase Shares of a Fund by wire, call the number on the front page of this prospectus.

With respect to Prime Money Market Fund and U.S. Treasury Money Market Fund, payment by wire must be received by Riggs Investment Corp. before 12:30 p.m. (Washington, D.C. time) on the same day as the order is placed to earn dividends for that day. With respect to Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, payment by wire must be received by Riggs Investment Corp. before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to Riggs Funds, note the name of the Fund and the Share class on the check, and mail it to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

Orders received by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day.

THROUGH AUTOMATIC INVESTING PROGRAMS OFFERED THROUGH RIGGS BANK

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may establish an account with Riggs Investment Corp., or Riggs Bank to automatically purchase Class Y Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when your bank account reaches a certain level. Prospective investors in an Automatic Investing Program should refer to the Riggs Investment Corp. or Riggs Bank Service Agreement for details regarding the services, fees, restrictions, and limitations related to the Automatic Investment Program. You should read this prospectus along with the Service Agreement.

BY SYSTEMATIC INVESTMENT PROGRAM

If you were a holder of Class Y Shares of a Money Market fund at December 31, 1999 you may add to your investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the Shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund Shares at the NAV next determined after an order is received. Shareholders may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer.

Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

BY AUTOMATED CLEARING HOUSE (ACH)

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999 you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

THROUGH RIGGS FUNDS ONLINESM

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If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999 you may purchase Fund Shares via the Internet through Riggs Funds OnLineSM at http://www.riggsfunds.com. See "Fund Transactions through Riggs Funds OnLineSM " in the Account and Share Information Section.

AUTOMATIC INVESTING PROGRAMS

Clients who have executed a Riggs Bank or Riggs Investment Corp. Service Agreement should refer to the Agreement for information about redeeming Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund purchased through that program.

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RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Investment Corp. and consult a tax adviser.

How to Redeem and Exchange Shares

Each Fund redeems Class Y Shares at their NAV (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares of a Fund which is not a Money Market Fund) next determined after Riggs Investment Corp. receives the redemption request.

Redemptions will be made on days on which both the NYSE and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling Riggs Investment Corp. An authorization form permitting a Fund to accept telephone redemption requests must first be completed. Although Riggs Investment Corp. does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Money Market Funds, if you call before 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Washington, D.C. time) your redemption will be wired to you the following business day. You will receive that day's dividend.

With respect to the Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund, if you call before the end of regular trading on the NYSE (normally 4:00 p.m. Washington, D.C. time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to:

Riggs Investment Corp.
P.O. Box 96656
Washington, D.C. 20090-6656

Send requests by private courier or overnight delivery service to:

Riggs Investment Corp.
808 17th Street, N.W.
Washington, D.C. 20006

All requests must include:

  Fund Name, Share Class and account number;
  amount to be redeemed or exchanged;
  signatures of all Shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  if exchanging (transferring) into another fund with a different Shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a Shareholder's trade activity or amount adversely impacts the Funds' ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, and have a minimum balance of $5,000, you can redeem Shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Investment Corp. The Fund will then provide checks. Checks cannot be used to close a Shareholder's account. Checkwriting is not permitted with respect to Shares held in IRA accounts, corporate accounts, or an Automatic Investing Program. For further information, contact Riggs Funds Shareholder Services (RFSS) at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

SYSTEMATIC WITHDRAWAL PROGRAM

If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically redeem Shares in a minimum amount of $50 on a regular basis. To be eligible to participate in this program, a Shareholder must have an account value of at least $10,000. A Shareholder may apply for participation in this program through Riggs Investment Corp., Riggs Bank or an authorized broker or dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

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SYSTEMATIC EXCHANGE PROGRAM

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If you were a holder of Class Y Shares of a Money Market Fund at December 31, 1999, you may automatically exchange Shares of a predetermined amount on a monthly, quarterly or annual basis by taking advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact RFSS.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issues Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

FUND TRANSACTIONS THROUGH RIGGS FUNDS ONLINESM

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If you have previously established an account with the Funds, and have signed the Riggs Funds OnLineSM Agreement, you may purchase Shares through the Riggs Funds Internet Site on the World Wide Web (http://www.riggsfunds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Client account under the methods described in the "How to Purchase Shares" section.

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Trust customers of Riggs Bank N.A. should contact their account officer for information on the availability of transactions over the Internet.

You should contact RFSS at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883 to get started. RFSS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact RFSS.

Online Conditions

Because of security concerns and costs associated with maintaining the Web Site, purchases through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases	$100	$100,000

Your transactions through the Web Site are effective at the time they are received by the Fund, and are subject to all of the conditions and procedures described in this prospectus.

Shareholders may not change their address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks

Shareholders that utilize the Web Site for account histories or transactions should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of any third party--should this happen, you should consider purchasing, redeeming or exchanging Shares by another method. The Riggs Funds, its transfer agent, distributor and RFSS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. With respect to the Stock Fund and Small Company Stock Fund, dividends are declared and paid quarterly. Unless Shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional Shares of the respective Fund on payment dates at NAV on the ex-dividend date without a sales charge.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. The required minimum may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Riggs Investment Corp. ("Adviser"). The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 808 17th Street N.W., Washington, D.C. 20006.

The Adviser has delegated daily management of the Funds' assets to the Sub-Adviser, Riggs Investment Management Corp. ("RIMCO") which is paid by the Adviser and not by the Funds. The Sub-Adviser's address is: Riggs Investment Management Corp. 808 17th Street N.W., Washington, D.C. 20006.

The Adviser or its affiliates have advised the Riggs Funds since September 1991, and as of April 30, 2001, provide investment advice for assets of over $2.5 billion. RIMCO has a varied client base of approximately 200 other relationships including corporate pension plans, foundations, endowments, associations and management assets of over $2.0 billion.

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The Funds' portfolio managers are:

Nathan Reischer

Nathan Reischer, manager of the Bond Fund, Intermediate Tax Free Bond Fund and Long Term Tax Free Bond Fund, is Director and Chief Fixed Income Strategist of RIMCO. He is responsible for formulating the firm's fixed income investment strategy and directing management of its fixed income portfolios. Mr. Reischer has more than 20 years of fixed income management experience. He was Director and Senior Domestic Strategist for Barclays Capital, Inc. in New York from 1995 until joining RIMCO in 1998. From 1983 to 1994, he served as Fixed Income Portfolio Manager and Director of Cash Management at GM Investment Management Company in New York. He brings additional asset/liability management experience having been a consultant to financial institutions at IMA, Inc. in Seattle, and Vice President and Manager of the Investment Portfolio Department at Seattle First National Bank. Mr. Reischer earned his B.B.A. in Economics from the University of Houston and his M.B.A. from Bernard M. Baruch College. He assumed portfolio management responsibilities for the U.S. Government Securities Fund in September 1998.

A committee composed of three investment managers with extensive equity research and stock selection experience at Riggs, are jointly and primarily responsible for the day-to-day management of the Stock Fund and the Small Company Stock Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Stock Fund--0.75%; Small Company Stock Fund--0.80%; U.S. Government Securities Fund--0.75%; Prime Money Market Fund and U.S. Treasury Money Market Fund--0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the financial performance of the Funds for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of any dividends and capital gains. This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

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Riggs Funds
Financial Highlights Class Y Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Beginning with the fiscal year ended April 30, 1999 the Funds were audited by Arthur Andersen LLP. Each of the previous years was audited by other auditors. Arthur Andersen's report dated June 8, 2001, on the Funds' financial statements for the year ended April 30, 2001, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Trust.

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income on Investments	Distributions from Net Realized Gain on Investments
Stock Fund
2000[3]	$12.38	0.01	0.85	0.86	(0.01)	--
2001	$13.23	0.00[5,6]	(1.50)	(1.50)	--	(2.71)
Small Company Stock Fund
2000[3]	$11.50	0.00[5,6]	1.68	1.68	--	--
2001	$13.18	0.02	(0.11)	(0.09)	--	(1.77)
U.S. Government Securities Fund
2000[3]	$9.42	0.19	0.05	0.24	(0.19)	--
2001	$9.47	0.54	0.45	0.99	(0.53)	--
Prime Money Market Fund
1997	$1.00	0.05	0.00[6]	0.05	(0.05)	--
1998	$1.00	0.05	(0.00)[6]	0.05	(0.05)	--
1999	$1.00	0.05	0.00[6]	0.05	(0.05)	--
2000	$1.00	0.05	(0.00)[6]	0.05	(0.05)	--
2001	$1.00	0.06	0.00[6]	0.06	(0.06)	--
U.S. Treasury Money Market Fund
1997	$1.00	0.05	--	0.05	(0.05)	--
1998	$1.00	0.05	--	0.05	(0.05)	--
1999	$1.00	0.04	--	0.04	(0.04)	--
2000	$1.00	0.04	(0.00)[6]	0.04	(0.04)	--
2001	$1.00	0.05	0.00[6]	0.05	(0.05)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

3 Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

4 Computed on an annualized basis.

5 Per share amount is based upon the average number of shares outstanding.

6 Per share amount does not round to $0.01 or $(0.01).

7 Percentage amount does not round to 0.01%.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return[1]	Expenses	Net Investment Income (Operating Loss)	Expense waiver/ reimbursement[2]	Net Assets, end of period (000 omitted)	Portfolio Turnover

(0.01)	$13.23	6.98%	1.20%[4]	0.14%[4]	0.12%[4]	$107,045	79%
(2.71)	$9.02	(12.01)%	1.27%	(0.03)%	0.01%	$57,861	95%

--	$13.18	14.61%	1.37%[4]	0.02%[4]	0.11%[4]	$57,182	116%
(1.77)	$11.32	1.04%	1.35%	0.12%	0.00%[7]	$38,893	146%

(0.19)	$9.47	2.58%	0.81%[4]	5.57%[4]	0.55%[4]	$102,968	55%
(0.53)	$9.93	10.72%	0.68%	5.52%	0.55%	$84,298	58%

(0.05)	$1.00	5.09%	0.51%	5.00%	0.17%	$372,037	--
(0.05)	$1.00	5.22%	0.58%	5.11%	0.11%	$318,122	--
(0.05)	$1.00	4.76%	0.69%	4.65%	0.25%	$425,054	--
(0.05)	$1.00	4.90%	0.72%	4.83%	0.25%	$323,076	--
(0.06)	$1.00	5.69%	0.72%	5.56%	0.25%	$243,367	--

(0.05)	$1.00	4.83%	0.57%	4.74%	0.13%	$141,011	--
(0.05)	$1.00	5.00%	0.63%	4.88%	0.08%	$117,424	--
(0.04)	$1.00	4.49%	0.72%	4.39%	0.25%	$138,097	--
(0.04)	$1.00	4.57%	0.75%	4.52%	0.25%	$150,085	--
(0.05)	$1.00	5.48%	0.73%	5.35%	0.25%	$159,287	--

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Riggs Funds

CLASS Y SHARES

Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

JUNE 30, 2001

A Statement of Additional Information (SAI) dated June 30, 2001 is incorporated by reference into this prospectus. Additional information about the Funds' and their investments is contained in the Funds' SAI, and Annual and Semi-Annual Reports to Shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, call your investment professional or Riggs Funds Shareholder Services at (202) 835-5300 or outside the Washington, D.C. metropolitan area toll-free at 1-800-934-3883.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the SEC's Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6309

Cusip 76656A 781 Riggs Stock Fund	RIYSX
Cusip 76656A 799 Riggs Small Company Stock Fund	RISYX
Cusip 76656A 773 Riggs U.S. Government Securities Fund	RIUSX
Cusip 76656A 104 Riggs Prime Money Market Fund	RRPXX
Cusip 76656A 302 Riggs U.S. Treasury Money Market Fund	RRTXX

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G00355-02 (06/01)

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Cusip 76656A 781
Cusip 76656A 799
Cusip 76656A 773
Cusip 76656A 104
Cusip 76656A 302

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G00355-02 (6/01)

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APPENDICES

COMBINED PROSPECTUS - CLASS Y SHARES

Riggs Stock Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of Riggs Stock Fund (the "Fund") as of the calendar year-end for
2000.

The `y' axis reflects the "% Total Return" beginning with "-6%" and increasing in increments of 2% up to 2%.

The `x' axis represents the calculation period for the first full calendar year-end of the Fund's start of business. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the respective bar, for the calendar year 2000, The percentage noted is:
(4.78), respectively.

Riggs Small Company Stock Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of Riggs Small Company Stock Fund (the "Fund") as of the calendar year-end 2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 4%.

The `x' axis represents the calculation period from the earliest first full calendar year-end of the Fund's start of business. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated
directly at the top of each respective bar, for the calendar year 2000, The percentage noted is: 1.67, respectively.

Riggs U.S. Government Securities Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of Riggs U.S. Government Securities Fund (the "Fund") as of the
calendar year-end 2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 5% up to 15%.

The `x' axis represents the calculation period from the earliest first full calendar year-end of the Fund's start of business. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated
directly at the top of each respective bar, for the calendar year 2000, The percentage noted is: 12.08, respectively.

Riggs Prime Money Market Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs Prime Money Market Fund (the "Fund") as of the calendar year-end for each of the nine years, 1992 to 2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2000, The percentages noted are: 3.86, 3.12,
4.01, 5.68, 5.10, 5.22, 4.99, 4.61 and5.79, respectively.

Riggs U.S. Treasury Money Market Fund
Risk/Return Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Riggs U.S. Treasury Money Market Fund (the "Fund") as of the
calendar year-end for each of the nine years, 1992 to 2000.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 6%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2000, The percentages noted are: 3.32, 2.60,
3.55, 5.40, 4.85, 5.00, 4.75, 4.24 and 5.56, respectively.

                                      Riggs Funds

Riggs Stock Fund
                                    Class R Shares
                                    Class Y Shares
                            Riggs Small Company Stock Fund
                                    Class R Shares
                                    Class Y Shares
                              Riggs Large Cap Growth Fund
                                    Class R Shares
Riggs U.S. Government Securities Fund
                                    Class R Shares
                                    Class Y Shares
                                    Riggs Bond Fund
                                    Class R Shares
                         Riggs Intermediate Tax Free Bond Fund
                                    Class R Shares
                          Riggs Long Term Tax Free Bond Fund
                                    Class R Shares
                             Riggs Prime Money Market Fund
                                    Class R Shares
                                    Class Y Shares
                         Riggs U.S. Treasury Money Market Fund
                                    Class R Shares
                                    Class Y Shares

                          Statement of Additional Information

                                     June 30, 2001

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction with the prospectuses of the Riggs Funds dated June 30, 2001.

This SAI  incorporates by reference the Funds' Annual Report.  Obtain the  prospectuses or the Annual  Report  without  charge by calling Riggs Funds  Shareholder  Services at
(202)  835-5300  or  outside  the  Washington,  D.C.  metropolitan  area  toll-free  at
1-800-934-3883.

    CONTENTS
=======================================================================================

        Addresses.......................................................Back Cover

    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.

    G02713-03 (06/01)

HOW ARE THE FUNDS ORGANIZED?
=======================================================================================

Riggs Funds (Trust) is a diversified,  open-end management  investment company that was established  under the laws of the  Commonwealth of Massachusetts on April 1, 1991. The
Trust changed its name from RIMCO  Monument  Funds to RIGGS Funds on June 30, 1998. The
Trust  may  offer  separate  series  of  Shares  representing   interests  in  separate
portfolios  of  securities.  The Board of  Trustees  (the  Board) has  established  two classes  of Shares  known as Class R Shares  and Class Y Shares.  This SAI  relates  to both classes of Shares. The Funds' investment adviser is Riggs Bank, N.A. (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST
In  pursuing  their  investment  strategy,  the  Funds  may  invest  in  the  following securities for any purpose that is consistent with their investment objective.

The following table indicates which types of securities are a:
o     P = Principal investment of a Fund;
o     A = Acceptable (but not principal) investment of a Fund; or
o     N = Not an acceptable investment of a Fund.

-----------------------------------------------------------------------------------------
Securities            Stock Small   Large  U.S.     Bond  IntermediLong     Prime U.S.
                      Fund  Company Cap    GovernmenFund  Tax      Term     Money Treasury
                            Stock   Growth Securities     Free     Tax      MarketMoney
                             Fund    Fund    Fund         Bond     Free     Fund  Market
                                                            Fund   Bond            Fund
                                                                     Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Agency Securities       A      A      A       P       A      A        A       P     N
-----------------------------------------------------------------------------------------
 American Depository    A      A      P       N       A      N        N       N     N
 Receipts 1
 ----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Asset Backed            N      N      N       A       A      N        N       N     N
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Bank Instruments        A      A      A       A       A      A        A       P     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Collateralized          N      N      N       P       A      N        N       N     N
Mortgage Obligations
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Commercial Paper 2, 3   A      A      A       A       P      A        A       P     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Common Stocks           P      P      P       N       A      N        N       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Convertible             A      A      A       N       P      A        A       N     N
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Corporate Debt          A      A      A       A       P      A        A       P     N
Obligations 4
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Credit Enhancement 5    N      N      A       N       A      P        P       P     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Demand Instruments      A      A      A       A       A      A        A       A     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Foreign Securities      A      A      A       N       A      N        N       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Futures and Options     A      A      A       A       A      A        A       N     N
Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
General Obligation      N      N      N       N       N      P        P       A     N
Bonds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Insurance Contracts     N      N      N       N       A      N        N       A     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Inverse Floaters        N      N      N       N       A      A        A       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mortgage Backed         N      N      N       P       A      N        N       N     N
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Municipal Securities    N      N      N       N       P      P        P       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Preferred Stocks        A      A      P       N       P      N        N       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Private Activity        N      N      N       N       N      P        P       A     N
Bonds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Real Estate             N      A      A       N       A      N        N       N     N
Investment Trusts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Repurchase Agreements   A      A      P       A       P      P        P       A     P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Reverse Repurchase      A      A      A       A       A      A        A       A     A
Agreements
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Securities of Other     A      A      A       A       A      A        A       A     A
Investment Companies
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Special Revenue Bonds   N      N      N       N       N      P        P       A     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Treasury Securities     A      A      A       P       A      A        A       P     P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Variable Rate Demand    A      A      A       A       A      P        P       P     N
Notes
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Warrants                A      A      A       N       A      N        N       N     N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
When-Issued             A      A      P       A       P      P        P       A     A
Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Zero Coupon             N      N      N       N       A      A        A       N     N
Securities
-----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

1. The Stock Fund and Small Company Stock Fund may invest up to 20% of their total assets in ADRs.
2. The U.S. Government Securities Fund may invest in commercial paper that has at least two high quality ratings by a nationally  recognized statistical rating organization (NRSRO).
3. The Stock Fund and Small Company Stock Fund may invest in commercial paper rated
A-1 by S&P, Prime-1 by Moody's or F-1+ or F-1   by Fitch.
4. The U.S. Government Securities Fund may invest in corporate debt obligations and
U.S. dollar denominated debt obligations of     foreign corporations and governments
rated Baa or better, Aaa, Aa or A by Moody's Investor Services, Inc. (Moody's); BBB
or    better, AAA, AA or A by Standard & Poor's (S&P); or BBB or better, AAA, AA, or
A by Fitch IBCA, Inc. (Fitch). The Fund will    limit its investment in bonds rated
in the lowest investment grade category to 10% of its total assets. In the event that
any such    security is downgraded below the fourth highest rating category, the Fund will dispose of the security.
5. The Prime Money Market Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

34

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity  securities  represent a Share of an  issuer's  earnings  and assets,  after the issuer  pays its  liabilities.  The Funds  cannot  predict  the income it will  receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or  distributions.  However,  equity  securities offer greater  potential for  appreciation  than many other types of securities,  because their value  increases directly with the value of the issuer's  business.  The  following  describes the types of equity securities in which the Funds invest.

   Common Stocks
   Common  stocks  are the  most  prevalent  type of  equity  security.  Common  stocks receive  the  issuer's  earnings  after  the  issuer  pays  its  creditors  and  any preferred  stockholders.  As a result,  changes  in an  issuer's  earnings  directly influence the value of its common stock.

   Preferred Stocks
   Preferred  stocks have the right to receive  specified  dividends  or  distributions before the issuer makes  payments on its common stock.  Some  preferred  stocks also participate in dividends and  distributions  paid on common stock.  Preferred stocks may also  permit the issuer to redeem  the stock.  A Fund may treat such  redeemable preferred stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease,  operate and finance  commercial real  estate.  REITs are  exempt  from  federal  corporate  income tax if they limit their operations and distribute most of their income.  Such tax  requirements  limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants  give a Fund  the  option  to  buy  the  issuer's  equity  securities  at a specified  price (the  exercise  price) at a specified  future date (the  expiration date).  A Fund may buy the  designated  securities  by  paying  the  exercise  price before  the  expiration  date.  Warrants  may become  worthless  if the price of the stock  does  not  rise  above  the  exercise  price  by the  expiration  date.  This increases the market risks of warrants as compared to the underlying security.

   Rights  are the  same as  warrants,  except  companies  typically  issue  rights  to existing stockholders.

Fixed Income Securities
Fixed income  securities pay interest,  dividends or distributions at a specified rate.
The rate may be a fixed  percentage  of the  principal  or  adjusted  periodically.  In addition,  the issuer of a fixed income  security  must repay the  principal  amount of the security,  normally within a specified time. Fixed income  securities  provide more
regular  income  than  equity  securities.   However,   the  returns  on  fixed  income
securities  are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income  securities  as compared to equity securities.

A security's  yield  measures the annual income earned on a security as a percentage of its price.  A  security's  yield will  increase or decrease  depending  upon whether it costs less (a discount) or more (a premium)  than the principal  amount.  If the issuer may  redeem  the  security  before  its  scheduled  maturity,  the price and yield on a discount  or  premium  security  may  change  based  upon the  probability  of an early redemption.  Securities with higher risks generally have higher yields.

The  following  describes  the  types of fixed  income  securities  in which a Fund may invest.

   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the United
   States.  Treasury  securities  are  generally  regarded as having the lowest  credit risks.

   Agency Securities
   Agency  securities are issued or guaranteed by a federal agency or other  government sponsored  entity  acting  under  federal  authority  (a  GSE).  The  United  States supports  some GSEs with its full,  faith and  credit.  Other GSEs  receive  support through  federal  subsidies,  loans or other  benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied  support because the federal government  sponsors their activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.

   The  Funds  treat  mortgage   backed   securities   guaranteed  by  GSEs  as  agency
   securities.  Although a GSE guarantee  protects  against  credit risks,  it does not reduce the market and prepayment risks of these mortgage

   Corporate Debt Securities
   Corporate debt securities are fixed income securities  issued by businesses.  Notes, bonds,  debentures  and commercial  paper are the most prevalent  types of corporate debt  securities.  A Fund may also  purchase  interests in bank loans to  companies.
   The credit risks of corporate debt securities vary widely among issuers.

   In  addition,  the credit risk of an issuer's  debt  security  may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt securities have a higher  priority than lower  ranking  (subordinated)  securities.  This means that the issuer might not make payments on subordinated  securities  while  continuing to make  payments  on senior  securities.  In  addition,  in the  event of  bankruptcy, holders of senior  securities may receive amounts  otherwise  payable to the holders of subordinated securities.  Some subordinated  securities,  such as trust preferred and  capital  securities  notes,  also  permit  the issuer to defer  payments  under certain  circumstances.  For example,  insurance companies issue securities known as surplus  notes that permit the  insurance  company to defer any  payment  that would reduce its capital below regulatory requirements.

      Commercial Paper
      Commercial  paper is an  issuer's  obligation  with a maturity  of less than nine
      months.   Companies   typically  issue   commercial  paper  to  pay  for  current
      expenditures.  Most issuers  constantly  reissue their  commercial  paper and use the  proceeds  (or bank  loans) to repay  maturing  paper.  If the issuer  cannot continue to obtain liquidity in this fashion, its commercial paper may default.

      Demand Instruments
      Demand  instruments  are  corporate  debt  securities  that the issuer must repay upon demand.  Other demand  instruments  require a third party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.  The Funds treat  demand  instruments  as  short-term  securities,  even though their stated
      maturity may extend beyond one year.

   Municipal Securities
   Municipal  securities  are issued by states,  counties,  cities and other  political subdivisions  and  authorities.  Although many municipal  securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage  backed  securities   represent  interests  in  pools  of  mortgages.   The
   mortgages  that  comprise a pool normally have similar  interest  rates,  maturities
   and  other  terms.   Mortgages  may  have  fixed  or  adjustable   interest   rates.
   Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage  backed  securities  come  in a  variety  of  forms.  Many  have  extremely
   complicated   terms.   The  simplest  form  of  mortgage   backed   securities   are
   pass-through  certificates.  An issuer of pass-through  certificates gathers monthly payments from an underlying  pool of mortgages.  Then,  the issuer  deducts its fees and expenses and passes the balance of the  payments on to the  certificate  holders once a month.  Holders  of  pass-through  certificates  receive a pro rata  Share of all  payments and  pre-payments  from the  underlying  mortgages.  As a result,  the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests in real estate mortgage investment conduits (REMICs), allocate  payments and prepayments  from an underlying  pass-through  certificate among holders of different  classes of mortgage backed  securities.  This creates different  prepayment  and interest rate risks for each CMO class.  The degree of increased  or  decreased  prepayment  risks  depends  upon the  structure  of the
      CMOs.  However,  the  actual  returns  on any type of  mortgage  backed  security depend upon the  performance  of the underlying  pool of mortgages,  which no one can predict and will vary among pools.

         Sequential CMOs
         In a sequential  pay CMO, one class of CMOs  receives all  principal  payments and  prepayments.  The next  class of CMOs  receives  all  principal  payments after the first class is paid off.  This process  repeats for each  sequential class of CMO.  As a result,  each class of  sequential  pay CMOs  reduces  the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs  include  planned  amortization  classes  (PACs) and
         targeted   amortization   classes  (TACs).  PACs  and  TACs  are  issued  with
         companion  classes.  PACs and TACs receive principal  payments and prepayments at a specified  rate. The companion  classes  receive  principal  payments and prepayments  in excess of the specified  rate. In addition,  PACs will receive the companion classes' Share of principal payments,  if necessary,  to cover a shortfall  in the  prepayment  rate.  This  helps  PACs  and  TACs to  control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate  interest  payments to one class  (Interest Only or IOs) and principal  payments to another  class  (Principal  Only or POs).  POs increase in value when prepayment  rates increase.  In contrast,  IOs decrease in value when  prepayments  increase,  because the underlying  mortgages  generate less interest  payments.  However,  IOs tend to  increase  in value  when  interest rates  rise (and  prepayments  decrease),  making IOs a useful  hedge  against interest rate risks.

         Floaters and Inverse Floaters
         Another  variant  allocates  interest  payments  between  two classes of CMOs.
         One class  (Floaters)  receives  a Share of  interest  payments  based  upon a market  index such as the London  Interbank  Offered Rate  (LIBOR).  The other class (Inverse  Floaters)  receives any remaining  interest  payments from the underlying  mortgages.  Floater  classes  receive more  interest  (and Inverse
         Floater  classes  receive  correspondingly  less  interest) as interest  rates rise.  This  shifts  prepayment  and  interest  rate risks from the Floater to the  Inverse  Floater  class,  reducing  the price  volatility  of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must  allocate all payments  received  from the  underlying  mortgages to some class.  To capture  any  unallocated  payments,  CMOs  generally  have an
         accrual  (Z)  class.   Z  classes  do  not  receive  any  payments   from  the
         underlying  mortgages  until all other CMO  classes  have been paid off.  Once this  happens,  holders of Z class CMOs receive all payments and  prepayments.
         Similarly,  REMICs have residual  interests that receive any mortgage payments not allocated to another REMIC class.

         The  degree of  increased  or  decreased  prepayment  risks  depends  upon the structure  of the CMOs.  However,  the actual  returns on any type of mortgage backed  security  depend  upon  the  performance  of the  underlying  pool  of mortgages, which no one can predict and will vary among pools.

        Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages.  Most asset backed securities involve consumer or commercial debts with maturities of less than ten years.  However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security.
   Asset backed securities may take the form of commercial paper, notes, or pass through certificates.  Asset backed securities have prepayment risks.  Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and
   POs.

   Zero Coupon Securities
   Zero coupon  securities  do not pay  interest  or  principal  until  final  maturity unlike debt securities that provide  periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero  coupon  securities  at a price  below  the amount  payable at  maturity.  The  difference  between the  purchase  price and the
   amount  paid  at  maturity   represents   interest  on  the  zero  coupon  security.
   Investors  must wait  until  maturity  to  receive  interest  and  principal,  which increases  the market and credit  risks of a zero  coupon  security.  A zero  coupon step-up security converts to a coupon security before final maturity.

   There are many forms of zero coupon  securities.  Some are issued at a discount  and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created from interest  bearing  bonds by  separating  the right to receive the bond's coupon payments from the right to receive the bond's  principal due at maturity,  a process known as coupon  stripping.  Treasury STRIPs,  IOs and POs are the most common forms of stripped zero coupon  securities.  In addition,  some  securities give the issuer the option to deliver  additional  securities  in place of cash  interest  payments, thereby  increasing  the  amount  payable  at  maturity.  These are  referred  to as pay-in-kind or PIK securities.

   Bank Instruments
   Bank  instruments  are  unsecured   interest  bearing  deposits  with  banks.   Bank
   instruments  include  bank  accounts,  time  deposits,  certificates  of deposit and banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.  dollars  and issued by U.S.  branches of foreign banks.  Eurodollar  instruments  are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   Insurance Contracts
   Insurance  contracts include  guaranteed  investment  contracts,  funding agreements and annuities.  The Fund treats these contracts as fixed income securities.

   Credit Enhancement
   Credit  enhancement  consists  of an  arrangement  in which a company  agrees to pay amounts due on a fixed  income  security if the issuer  defaults.  In some cases the company  providing credit  enhancement  makes all payments  directly to the security holders and receives  reimbursement from the issuer.  Normally,  the credit enhancer has greater  financial  resources  and liquidity  than the issuer.  For this reason, the Adviser  usually  evaluates  the credit risk of a fixed  income  security  based solely upon its credit enhancement.

   Common  types of credit  enhancement  include  guarantees,  letters of credit,  bond insurance and surety bonds.  Credit  enhancement  also includes  arrangements  where securities or other liquid assets secure  payment of a fixed income  security.  If a default  occurs,  these  assets  may be sold  and the  proceeds  paid to  security's holders.  Either  form of  credit  enhancement  reduces  credit  risks by  providing another source of payment for a fixed income security.

   Convertible Securities
   Convertible  securities are fixed income  securities that the Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the  Fund  to  realize  additional  returns  if  the  market  price  of  the  equity securities  exceeds  the  conversion  price.  For  example,  the Fund may hold fixed income  securities that are convertible  into Shares of common stock at a conversion price of $10 per Share.  If the market value of the Shares of common  stock  reached
   $12,  the Fund could  realize an  additional  $2 per Share by  converting  its fixed income securities.

   Convertible  securities have lower yields than comparable  fixed income  securities.
   In  addition,  at the time a  convertible  security is issued the  conversion  price exceeds the market value of the  underlying  equity  securities.  Thus,  convertible securities may provide lower returns than  non-convertible  fixed income  securities or equity  securities  depending upon changes in the price of the underlying  equity securities.  However,  convertible  securities  permit the Fund to  realize  some of the potential  appreciation  of the underlying  equity  securities with less risk of losing its initial  investment,  but the value of the convertible  security may also be  adversely  affected by the source of the  potential  depreciation  of the equity security.

   The Fund treats  convertible  securities as both fixed income and equity  securities for purposes of its  investment  policies and  limitations,  because of their unique characteristics.

   Tax Exempt Securities
   Tax exempt  securities  are fixed income  securities  that pay interest  that is not subject to regular federal income taxes.  Typically,  states,  counties,  cities and other  political  subdivisions  and  authorities  issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.

      General Obligation Bonds
      General  obligation  bonds are supported by the issuer's  power to exact property or other  taxes.  The issuer  must  impose and collect  taxes  sufficient  to pay principal and interest on the bonds.  However,  the issuer's  authority to impose additional taxes may be limited by its charter or state law.

      Special Revenue Bonds
      Special revenue bonds are payable solely from specific  revenues  received by the issuer such as specific  taxes,  assessments,  tolls,  or fees.  Bondholders  may not collect from the  municipality's  general taxes or revenues.  For example,  a municipality  may  issue  bonds to build a toll  road,  and  pledge  the tolls to repay the bonds.  Therefore,  a shortfall in the tolls  normally  would result in a default on the bonds.

      Private Activity Bonds
      Private  activity  bonds  are  special  revenue  bonds  used to  finance  private entities.  For example,  a municipality  may issue bonds to finance a new factory to improve its local  economy.  The  municipality  would lend the  proceeds  from its bonds to the company  using the factory,  and the company would agree to make loan payments  sufficient to repay the bonds.  The bonds would be payable  solely
      from  the  company's  loan   payments,   not  from  any  other  revenues  of  the
      municipality.  Therefore,  any  default on the loan  normally  would  result in a default on the bonds.

      The  interest on many types of private  activity  bonds is subject to the federal alternative minimum tax (AMT).  A Fund may invest in bonds subject to AMT.

      Tax Increment Financing Bonds
      Tax  increment  financing  (TIF) bonds are  payable  from  increases  in taxes or other revenues  attributable to projects  financed by the bonds.  For example,  a municipality  may issue TIF bonds to redevelop a commercial  area.  The TIF bonds would  be  payable  solely  from  any  increase  in sales  taxes  collected  from merchants  in the  area.  The  bonds  could  default  if  merchants'  sales,  and related tax collections, failed to increase as anticipated.

      Variable Rate Demand Instruments
      Variable  rate demand  instruments  are tax exempt  securities  that  require the issuer or a third party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.  The  securities  also pay interest at a variable rate  intended to cause the  securities  to trade at their face value.  The Funds treat  demand  instruments  as  short-term  securities,  because  their  variable interest rate adjusts in response to changes in market  rates,  even though their stated maturity may extend beyond thirteen months.

      Municipal Notes
      Municipal  notes  are  short-term  tax  exempt  securities.  Many  municipalities issue such notes to fund their  current  operations  before  collecting  taxes or other  municipal  revenues.  Municipalities  may also issue notes to fund capital projects  prior to issuing  long-term  bonds.  The  issuers  typically  repay the notes at the end of their  fiscal  year,  either  with taxes,  other  revenues or proceeds from newly issued notes or bonds.

   Foreign Securities
   Foreign  securities  are  securities of issuers based outside the United  States.  A
   Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50%
   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

   The foreign  securities  in which a Fund invests are primarily  denominated  in U.S.
   dollars.  Along with the risks normally  associated with domestic  securities of the same type, foreign securities are subject to risks of foreign investing.

      Depositary Receipts
      Depositary  receipts  represent  interests in underlying  securities  issued by a foreign  company.  Depositary  receipts  are not traded in the same market as the underlying  security.  The  foreign  securities  underlying  American  Depositary
      Receipts  (ADRs)  are  traded in the  United  States.  ADRs  provide a way to buy
      Shares of  foreign-based  companies in the United  States rather than in overseas markets.  ADRs  are  also  traded  in U.S.  dollars,  eliminating  the  need  for
      foreign  exchange  transactions.   The  foreign  securities  underlying  European
      Depositary   Receipts   (EDRs),    Global   Depositary   Receipts   (GDRs),   and
      International  Depositary  Receipts  (IDRs),  are traded  globally or outside the
      United States.  Depositary  receipts  involve many of the same risks of investing directly in foreign  securities,  including  currency  risks and risks of foreign investing.

Derivative Contracts
Derivative  contracts  are  financial  instruments  that  require  payments  based upon
changes  in  the  values  of  designated  (or   underlying)   securities,   currencies,
commodities,  financial  indices or other assets.  Some  derivative  contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the underlying  asset.  Other  derivative  contracts  (such as swaps) require  payments relating  to the income or returns  from the  underlying  asset.  The other  party to a derivative contract is referred to as a counterparty.

Many derivative  contracts are traded on securities or commodities  exchanges.  In this case,  the  exchange  sets  all  the  terms  of the  contract  except  for  the  price.
Investors  make  payments  due  under  their  contracts  through  the  exchange.   Most
exchanges  require  investors to maintain  margin  accounts  through  their  brokers to cover their  potential  obligations  to the exchange.  Parties to the contract make (or collect)  daily  payments to the margin  accounts  to reflect  losses (or gains) in the value of their contracts.  This protects  investors against  potential  defaults by the counterparty.  Trading  contracts  on an exchange  also allows  investors  to close out their contracts by entering into offsetting contracts.

For example,  a Fund could close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date.  If the offsetting sale price is more than the original  purchase price,  the Fund realizes a gain;  if it is less,  the Fund  realizes a loss.  Exchanges  may limit the amount of open  contracts  permitted  at any one  time.  Such  limits  may  prevent  a Fund  from closing  out a  position.  If this  happens,  a Fund  will  be  required  to  keep  the contract  open (even if it is losing money on the  contract),  and to make any payments required  under  the  contract  (even  if  it  has  to  sell  portfolio  securities  at unfavorable  prices to do so).  Inability  to close out a  contract  could  also harm a
Fund by  preventing  it from  disposing  of or trading  any assets it has been using to secure its obligations under the contract.

A Fund may also  trade  derivative  contracts  over-the-counter  (OTC) in  transactions negotiated  directly  between  the  Fund and the  counterparty.  OTC  contracts  do not necessarily  have  standard  terms,  so they cannot be  directly  offset with other OTC contracts.  In  addition,  OTC  contracts  with  more  specialized  terms  may be  more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative  contracts and the relationships  between the market value of a derivative  contract and the underlying asset,  derivative  contracts may increase or decrease a Fund's exposure to market and currency  risks,  and may also expose a Fund to liquidity  and leverage  risks.  OTC  contracts  also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

   Futures Contracts
   Futures  contracts  provide for the future sale by one party and purchase by another party of a specified amount of an underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred to as buying a  contract  or holding a long  position  in the  asset.  Entering  into a contract to sell an underlying  asset is commonly  referred to as selling a contract or holding a short  position in the asset.  Futures  contracts are  considered to be commodity  contracts.  Futures  contracts  traded OTC are frequently  referred to as forward contracts.

   The Stock Fund,  Small Company Stock Fund,  Large Cap Growth Fund,  U.S.  Government
   Securities  Fund, Bond Fund,  Intermediate  Tax Free Bond Fund and the Long Term Tax
   Free Bond Fund may  buy/sell the  following  types of futures  contracts:  Financial
   Futures and Stock Index Futures.

   Options
   Options are rights to buy or sell an  underlying  asset for a  specified  price (the exercise price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the underlying  asset from the seller  (writer)
   of the  option.  A put  option  gives the  holder  the right to sell the  underlying asset to the writer of the  option.  The  writer of the  option  receives a payment, or premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Stock Fund,  Small Company Stock Fund,  Large Cap Growth Fund,  U.S.  Government
   Securities  Fund, Bond Fund,  Intermediate  Tax Free Bond Fund and the Long Term Tax
   Free Bond Fund may:

   Buy call options on portfolio  securities and on futures  contracts in  anticipation of an increase in the value of the underlying asset.;

   Buy put options on portfolio  securities  and on futures  contracts in  anticipation of a decrease in the value of the underlying asset.; and

   Buy or write options to close out existing options positions.

   The Stock Fund,  Small Company Stock Fund,  Large Cap Growth Fund,  U.S.  Government
   Securities  Fund, Bond Fund,  Intermediate  Tax Free Bond Fund and the Long Term Tax
   Free Bond Fund may also write call  options to generate  income from  premiums,  and in  anticipation  of a  decrease  or  only  limited  increase  in the  value  of the underlying  asset.  If a call written by a Fund is exercised,  the Fund foregoes any possible  profit from an increase in the market price of the  underlying  asset over the exercise price plus the premium received.

   When a Fund  writes  options  on  futures  contracts,  it will be  subject to margin requirements similar to those applied to futures contracts.

Inter-fund Borrowing and Lending Arrangements
The  Securities  and Exchange  Commission  (SEC) has granted an exemption  that permits the Fund and all other funds  advised by  subsidiaries  of  Federated  Investors,  Inc.
("Federated  funds") to lend and borrow money for certain  temporary  purposes directly to and from other Federated  funds.  Participation  in this inter-fund  lending program is voluntary for both  borrowing  and lending  funds,  and an  inter-fund  loan is only made  if it  benefits  each  participating  fund.  Federated  administers  the  program according  to  procedures  approved by the Fund's  Board,  and the Board  monitors  the operation  of the program.  Any  inter-fund  loan must comply with  certain  conditions set out in the  exemption,  which are  designed  to assure  fairness  and  protect  all participating funds.

For example,  inter-fund  lending is permitted only (a) to meet shareholder  redemption requests,  and (b) to meet  commitments  arising from "failed"  trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's  participation  in this program must be  consistent  with its  investment  policies  and  limitations,  and  must  meet certain  percentage  tests.  Inter-fund  loans  may be  made  only  when  the  rate  of interest to be charged is more  attractive to the lending fund than  market-competitive rates on overnight  repurchase  agreements (the "Repo Rate") and more attractive to the borrowing  fund than the rate of  interest  that would be  charged  by an  unaffiliated bank for  short-term  borrowings  (the "Bank Loan Rate"),  as  determined by the Board.
The interest rate imposed on  inter-fund  loans is the average of the Repo Rate and the
Bank Loan Rate.

Special Transactions

Repurchase Agreements
Repurchase  agreements are  transactions  in which a Fund buys a security from a dealer or bank and  agrees  to sell the  security  back at a  mutually  agreed  upon  time and price.  The  repurchase  price  exceeds the sale price,  reflecting a Fund's  return on the  transaction.  This return is  unrelated  to the  interest  rate on the  underlying security.  The Funds will enter into  repurchase  agreements  only with banks and other recognized financial  institutions,  such as securities dealers, deemed creditworthy by the Adviser.

A Fund's  custodian or subcustodian  will take possession of the securities  subject to repurchase  agreements.  The  Adviser or  subcustodian  will  monitor  the value of the underlying  security  each day to ensure that the value of the security  always  equals or exceeds the repurchase price.

Repurchase agreements are subject to counterparty risks.

Reverse Repurchase Agreements
Reverse repurchase  agreements are repurchase  agreements in which a Fund is the seller
(rather than the buyer) of the  securities,  and agrees to repurchase them at an agreed upon  time and  price.  A  reverse  repurchase  agreement  may be  viewed  as a type of borrowing by a Fund.  Reverse  repurchase  agreements  are subject to credit risks.  In addition,  reverse  repurchase  agreements  create  leverage  risks because a Fund must repurchase  the underlying  security at a higher price,  regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery  transactions,  including when issued  transactions,  are arrangements in which a Fund buys  securities  for a set price,  with  payment  and  delivery of the securities  scheduled  for a future  time.  During  the  period  between  purchase  and settlement,  no payment is made by the Fund to the issuer and no interest  accrues to a
Fund.  A Fund  records  the  transaction  when  it  agrees  to buy the  securities  and reflects their value in determining  the price of its Shares.  Settlement  dates may be a month or more after  entering  into these  transactions  so that the market values of the securities  bought may vary from the purchase prices.  Therefore,  delayed delivery transactions  create  market risks for the Fund.  Delayed  delivery  transactions  also involve  credit  risks  in the  event of a  counterparty  default.  These  transactions create leverage risks.

Securities Lending
A  Fund  may  lend   portfolio   securities   to  borrowers   that  the  Adviser  deems
creditworthy.  In  return,  the  Fund  receives  cash or  liquid  securities  from  the borrower  as  collateral.  The  borrower  must  furnish  additional  collateral  if the market  value of the loaned  securities  increases.  Also,  the  borrower  must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will  reinvest  cash  collateral  in  securities  that qualify as an  acceptable investment  for the Fund.  However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to  termination  at the option of the Fund or the borrower.  The Fund will not have the right to vote on  securities  while  they are on loan,  but they will
terminate  a  loan  in   anticipation   of  any  important   vote.  The  Fund  may  pay
administrative  and custodial  fees in connection  with a loan and may pay a negotiated portion of the interest  earned on the cash  collateral  to a securities  lending agent or broker.

Securities  lending  activities  are subject to market  risks and credit  risks.  These transactions create leverage risks.

Asset Coverage
In order to secure  their  obligations  in  connection  with  derivatives  contracts or special  transactions,  a Fund will  either own the  underlying  assets,  enter into an offsetting  transaction or set aside readily  marketable  securities  with a value that equals or exceeds the Fund's  obligations.  Unless a Fund has other readily  marketable assets to set aside,  it cannot  trade assets used to secure such  obligations  without
entering   into  an   offsetting   derivative   contract  or   terminating   a  special
transaction.  This  may  cause a Fund to miss  favorable  trading  opportunities  or to realize losses on derivative contracts or special transactions.

Hedging
Hedging  transactions are intended to reduce specific risks. For example,  to protect a
Fund against  circumstances that would normally cause a Fund's portfolio  securities to decline in value,  a Fund may buy or sell a  derivative  contract  that would  normally increase in value under the same  circumstances.  The Fund may also attempt to hedge by using combinations of different  derivatives  contracts,  or derivatives  contracts and securities.  A Fund's  ability to hedge may be limited by the costs of the  derivatives contracts.  A Fund  may  attempt  to  lower  the  cost  of  hedging  by  entering  into
transactions  that  provide  only  limited  protection,   including  transactions  that
(1) hedge only a portion of its portfolio,  (2) use derivatives  contracts that cover a narrow range of  circumstances  or (3) involve  the sale of derivatives  contracts with different terms.  Consequently,  hedging  transactions  will not eliminate risk even if they work as intended. In addition,  hedging strategies are not always successful,  and could result in increased expenses and losses to a Fund.

Investing in Securities of Other Investment Companies
A Fund may invest its assets in securities  of other  investment  companies,  including the  securities of affiliated  money market  funds,  as an efficient  means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings
An NRSRO's  highest rating  category is determined  without  regard for  sub-categories and  gradations.  For  example,  securities  rated  A-1 or A-1+ by  Standard  &  Poor's
("S&P"),  Prime-1 by Moody's Investors  Service,  Inc.  ("Moody's"),  or F-1+ or F-1 by
Fitch IBCA, Inc.  ("Fitch"),  are all considered rated in the highest short-term rating category.

Investment Ratings for Corporate Fixed Income Securities

The  Adviser  will  determine  whether a security  is  investment  grade based upon the credit  ratings  given  by one or  more  nationally  recognized  rating  services.  For example,  Standard & Poor's, a rating service,  assigns ratings to securities (AAA, AA,
A,  BBB and  below)  based  on  their  assessment  of the  likelihood  of the  issuer's inability to pay  interest or  principal  (default)  when due on each  security.  Lower credit  ratings  correspond  to higher  credit  risk.  If a security has not received a rating,  a Fund  must rely  entirely  upon the  Adviser's  credit  assessment  that the security is comparable to a rated security.

If a security is  downgraded  below the minimum  quality  grade  discussed  in a Fund's investment  strategy,  the  adviser  will  reevaluate  the  security,  but  will not be required to sell it.

INVESTMENT RISKS
There are many factors which may affect an  investment  in the Funds.  The Funds' risks are described below.

Stock Market Risks
The  value of  equity  securities  in a Fund's  portfolio  will  rise and  fall.  These fluctuations  could be a  sustained  trend or a drastic  movement.  A Fund's  portfolio will reflect  changes in prices of individual  portfolio  stocks or general  changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser  attempts to manage  market risk by limiting  the amount a Fund  invests in each company's  equity  securities.  However,  diversification  will not protect a Fund against widespread or prolonged declines in the stock market.

Interest Rate Risks
Prices  of fixed  income  securities  rise  and  fall in  response  to  changes  in the interest rate paid by similar securities.  Generally,  when interest rates rise, prices of fixed  income  securities  fall.  However,  market  factors,  such as the demand for particular  fixed  income  securities,  may  cause the price of  certain  fixed  income securities to fall while the prices of other securities rise or remain unchanged.

Interest  rate  changes have a greater  effect on the price of fixed income  securities with longer  durations.  Duration  measures  the price  sensitivity  of a fixed  income security to changes in interest rates.

Prepayment Risks
Generally,  homeowners  have the option to prepay  their  mortgages at any time without penalty.  Homeowners  frequently  refinance  high interest rate mortgages when mortgage rates fall.  This results in the prepayment of mortgage  backed  securities with higher interest rates.  Conversely,  prepayments  due to  refinancings  decrease when mortgage rates  increase.  This  extends  the life of  mortgage  backed  securities  with  lower interest  rates.  Other  economic  factors can also lead to  increases  or decreases in
prepayments.   Increases  in  prepayments   of  high  interest  rate  mortgage   backed
securities,  or  decreases  in  prepayments  of lower  interest  rate  mortgage  backed securities,  may  reduce  their  yield  and  price.  These  factors,  particularly  the relationship  between  interest  rates  and  mortgage  prepayments  makes  the price of mortgage  backed  securities  more  volatile  than  many  other  types of fixed  income securities with comparable credit risks.

Mortgage backed securities  generally  compensate for greater prepayment risk by paying a higher yield.  The  difference  between the yield of a mortgage  backed  security and the  yield  of a  U.S.  Treasury  security  with a  comparable  maturity  (the  spread)
measures the  additional  interest  paid for risk.  Spreads may  increase  generally in response  to  adverse  economic  or market  conditions.  A  security's  spread may also increase  if the  security  is  perceived  to  have  an  increased  prepayment  risk or perceived  to have less market  demand.  An increase in the spread will cause the price of the security to decline.

A Fund may have to  reinvest  the  proceeds  of  mortgage  prepayments  in other  fixed income  securities with lower interest rates,  higher  prepayment  risks, or other less favorable characteristics.

Risks Related to Investing for Growth
Due to their  relatively  high  valuations,  growth stocks are typically  more volatile than value stocks.  For instance,  the price of a growth stock may  experience a larger decline on a forecast of lower  earnings,  a negative  fundamental  development,  or an adverse  market  development.  Further,  growth stocks may not pay dividends or may pay lower  dividends  than value  stocks.  This means they depend more on price changes for returns and may be more  adversely  affected in a down market  compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their  relatively low valuations,  value stocks are typically less volatile than growth  stocks.  For  instance,  the price of a value  stock may  experience  a smaller increase on a forecast  of higher  earnings,  a positive  fundamental  development,  or positive  market  development.  Further,  value  stocks tend to have  higher  dividends than growth  stocks.  This means they depend less on price  changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally,  the smaller the market  capitalization  of a company,  the fewer the number of Shares  traded  daily,  the less liquid its stock and the more  volatile  its price.
Market  capitalization  is  determined  by  multiplying  the number of its  outstanding
Shares by the current market price per Share.

Companies  with  smaller  market  capitalizations  also  tend  to have  unproven  track records,  a limited  product or  service  base and  limited  access to  capital.  These factors  also  increase  risks  and make  these  companies  more  likely  to fail  than companies with larger market capitalizations.

Liquidity Risks
Trading  opportunities  are more limited for equity securities that are not widely held and for fixed  income  securities  that have not  received  any  credit  ratings,  have received  ratings  below  investment  grade or are not  widely  held.  This may make it more  difficult to sell or buy a security at a favorable  price or time.  Consequently, the Fund may have to accept a lower  price to sell a  security,  sell other  securities to  raise  cash  or  give up an  investment  opportunity,  any of  which  could  have a negative effect on the Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their  price volatility.

Liquidity  risk also  refers to the  possibility  that a Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens,  a Fund will be required to continue to hold the  security or keep the position  open,  and the
Fund could incur losses.

OTC derivative  contracts  generally carry greater liquidity risk than  exchange-traded contracts.

o     Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that a Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Leverage Risks
Leverage  risk is  created  when an  investment  exposes a Fund to a level of risk that exceeds the amount  invested.  Changes in the value of such an  investment  magnify the
Funds' risk of loss and potential for gain.

Investments  can have these same results if their  returns are based on a multiple of a specified index, security, or other benchmark.

Credit Risks
Credit risk is the  possibility  that an issuer  will  default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income  securities  receive  credit ratings from services such as Standard &
Poor's  and  Moody's  Investor   Services,   Inc.  These  services  assign  ratings  to
securities  by  assessing  the  likelihood  of issuer  default.  Lower  credit  ratings correspond  to higher  credit risk.  If a security  has not  received a rating,  a Fund must rely entirely upon the Adviser's credit assessment.

Fixed  income  securities  generally  compensate  for  greater  credit  risk by  paying interest at a higher  rate.  The  difference  between  the yield of a security  and the yield of a U.S.  Treasury  security with a comparable  maturity  (the spread)  measures the additional  interest paid for risk.  Spreads may increase  generally in response to adverse  economic or market  conditions.  A security's  spread may also increase if the security's  rating is  lowered,  or the  security  is  perceived  to have an  increased credit  risk.  An  increase  in the  spread  will  cause the price of the  security  to decline.

Credit risk includes the  possibility  that a party to a  transaction  involving a Fund will fail to meet its  obligations.  This could cause a Fund to lose the benefit of the transaction  or prevent a Fund from  selling or buying  other  securities  to implement its investment strategy.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o     The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
Foreign  securities  pose  additional  risks  because  foreign  economic  or  political conditions  may be less  favorable  than  those of the  United  States.  Securities  in foreign  markets may also be subject to taxation  policies that reduce returns for U.S.
investors.

Foreign  companies may not provide  information  (including  financial  statements)  as frequently  or to as great  an  extent  as  companies  in the  United  States.  Foreign companies  may also  receive  less  coverage  than United  States  companies  by market analysts and the  financial  press.  In addition,  foreign  countries  may lack uniform accounting,  auditing and  financial  reporting  standards or  regulatory  requirements comparable  to those  applicable  to U.S.  companies.  These factors may prevent a Fund and its Adviser from  obtaining  information  concerning  foreign  companies that is as frequent,  extensive and reliable as the information  available concerning companies in the United States.

Foreign  countries  may have  restrictions  on foreign  ownership of  securities or may impose  exchange  controls,  capital flow  restrictions  or  repatriation  restrictions which could adversely affect the liquidity of a Fund's investments.

Tax Risks
In order to be tax-exempt,  municipal  securities must meet certain legal requirements.
Failure to meet such  requirements  may cause the interest  received and distributed by the Fund to Shareholders to be taxable.

Changes  or  proposed  changes in  federal  tax laws may cause the prices of  municipal securities to fall.

Sector Risks
A  substantial  part of a Fund's  portfolio  may be comprised of  securities  issued or
credit   enhanced  by  companies  in  similar   businesses,   or  with  other   similar
characteristics.  As a  result,  the Fund  will be more  susceptible  to any  economic, business, political, or other developments which generally affect these issuers.

Noninvestment Grade Securities Risks
Securities rated below  investment  grade,  also known as junk bonds,  generally entail greater  market,  credit and liquidity  risks than  investment  grade  securities.  For example,  their prices are more  volatile,  economic  downturns and financial  setbacks may affect their prices more negatively, and their trading market may be more limited.

Call Risks
Call risk is the  possibility  that an issuer may redeem a fixed income security before maturity  (a call) at a price  below its  current  market  price.  An  increase  in the likelihood of a call may reduce the security's price.

If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds in other fixed income  securities  with lower  interest  rates,  higher credit  risks,  or other less favorable characteristics.

fundamental investment objective
Riggs Stock Fund seeks to provide growth of capital and income.

Riggs Small Company Stock Fund seeks to provide long-term capital appreciation.

Riggs Large Cap Growth Fund seeks to provide capital appreciation.

Riggs U.S. Government Securities Fund seeks to achieve current income.

Riggs Bond Fund seeks to  provide  as high a level of current  income as is  consistent with the preservation of capital.

Riggs  Intermediate  Tax Free Bond Fund seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.

Riggs Long Term Tax Free Bond Fund  seeks to  provide a high  level of  current  income which is exempt from federal income tax.

Riggs  Prime  Money  Market  Fund  seeks to  provide  current  income  consistent  with stability of principal and liquidity.

Riggs U.S.  Treasury Money Market Fund seeks to provide current income  consistent with stability of principal and liquidity.

The above  listed  fundamental  investment  objectives  cannot be changed by the Funds'
Board without Shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Funds may borrow  money,  directly or  indirectly,  and issue senior  securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Lending
The Funds may not make  loans,  provided  that this  restriction  does not  prevent the
Funds from purchasing debt obligations,  entering into repurchase  agreements,  lending its  assets to  broker/dealers  or  institutional  investors  and  investing  in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell  physical  commodities,  provided that the Funds may purchase  securities  of  companies  that deal in  commodities.  For  purposes  of this restriction,  investments  in  transactions  involving  futures  contracts and options, forward  currency  contracts  that  settle  by  payment  of cash are not  deemed  to be investments in commodities.

Investing in Real Estate
The Funds may not purchase or sell real estate,  provided  that this  restriction  does not prevent the Funds from  investing  in issuers  which  invest,  deal,  or  otherwise
engage  in  transactions  in  real  estate  or  interests  therein,   or  investing  in
securities  that are  secured  by real  estate  or  interests  therein.  The  Funds may exercise  their rights under  agreements  relating to such  securities,  including  the right to enforce  security  interests  and to hold real  estate  acquired  by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification
With respect to securities  comprising 75% of the value of its total assets,  the Funds will  not  purchase  securities  of any  one  issuer  (other  than  cash;  cash  items;
securities  issued  or  guaranteed  by the  government  of  the  United  States  or its agencies or  instrumentalities  and repurchase  agreements  collateralized by such U.S.
government  securities;  and securities of other investment companies) if, as a result, more than 5% of the value of their total  assets  would be invested  in  securities  of that  issuer,  or  the  Funds  would  own  more  than  10% of  the  outstanding  voting securities of that issuer.

Concentration
The Funds  will not make  investments  that will  result  in the  concentration  of its investments  in the  securities  of issuers  primarily  engaged  in the same  industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

Underwriting
The Funds may not underwrite  the  securities of other  issuers,  except that the Funds may engage in transactions  involving the  acquisition,  disposition or resale of their portfolio  securities,  under  circumstances  where  they  may be  considered  to be an underwriter under the Securities Act of 1933.

The above  limitations  cannot be  changed  unless  authorized  by the Board and by the
"vote of a majority of its outstanding voting  securities," as defined by the 1940 Act.
The following  limitations,  however,  may be changed by the Board without  Shareholder
approval.   Shareholders   will  be  notified  before  any  material  change  in  these limitations becomes effective.

Pledging Assets
The Funds will not mortgage,  pledge,  or  hypothecate  any of their  assets,  provided that  this  shall  not apply to the  transfer  of  securities  in  connection  with any permissible  borrowing or to collateral  arrangements  in connection  with  permissible activities.

Buying on Margin
The Stock Fund,  Small  Company  Stock Fund,  Large Cap Growth  Fund,  U.S.  Government
Securities  Fund,  Bond  Fund,  Intermediate  Tax Free  Bond Fund and the Long Term Tax
Free Bond Fund will not  purchase  securities  on margin,  provided  that the Funds may obtain  short-term  credits  necessary  for the  clearance  of  purchases  and sales of
securities,   and  further  provided  that  the  Funds  may  make  margin  deposits  in connection with their use of financial  options and futures,  forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

The Prime Money Market Fund and the U.S.  Treasury  Money Market Fund will not purchase securities on margin,  provided that the Funds may obtain short-term  credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities
The Stock Fund,  Small  Company  Stock Fund,  Large Cap Growth  Fund,  U.S.  Government
Securities  Fund, Bond Fund,  Intermediate  Tax Free Bond Fund, Long Term Tax Free Bond
Fund and Prime Money  Market Fund will not  purchase  securities  for which there is no readily  available  market,  or enter  into  repurchase  agreements  or  purchase  time deposits  maturing in more than seven days if  immediately  after and as a result,  the value of such securities would exceed,  in the aggregate,  15% of the net assets of the
Stock  Fund,  Small  Company  Stock  Fund,  Large  Cap  Growth  Fund,  U.S.  Government
Securities  Fund,  Bond  Fund,  Intermediate  Tax Free Bond Fund and Long Term Tax Free
Bond Fund, and 10% of the nets assets of the Prime Money Market Fund.

Investing in Other Investment Companies
Each Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies.  It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in Shares of other investment companies may be subject to such duplicate expenses.  At the present time, each Fund expects that its investments in other investment companies may include Shares of money market funds, including funds affiliated with the Funds' investment adviser.

The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Funds' uninvested cash.

In applying  the Stock Fund,  Small  Company  Stock Fund,  U.S.  Government  Securities
Fund,  Prime Money  Market Fund and U.S.  Treasury  Money Market  Fund's  concentration restriction:  (a) utility  companies will be divided  according to their services,  for example,  gas, gas  transmission,  electric  and  telephone  will each be  considered a separate  industry;  (b) financial  service  companies will be classified  according to the end users of their  services,  for example,  automobile  finance,  bank finance and diversified  finance will each be considered a separate industry;  and (c) asset-backed securities  will  be  classified  according  to the  underlying  assets  securing  such securities.

For  purposes  of the  concentration  policy,  to  conform to the  current  view of the
Securities  and Exchange  Commission  (SEC) staff that only domestic  bank  instruments may be excluded  from  industry  concentration  limitations  the Funds will not exclude foreign bank  instruments  from industry  concentration  tests so long as the policy of
the  SEC  remains  in  effect.  The  Funds  will  consider   concentration  to  be  the
investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

With  respect to the Prime Money Market Fund and the U.S.  Treasury  Money Market Fund,
the Trustees have decided that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method,  portfolio  instruments are valued at the  acquisition  cost as  adjusted  for  amortization  of premium or  accumulation  of discount  rather  than at current  market  value.  Accordingly,  neither  the amount of daily income nor the net asset value (NAV) is affected by any  unrealized  appreciation or  depreciation  of the  portfolio.  In  periods  of  declining  interest  rates,  the indicated  daily yield on Shares of a Fund  computed by dividing the  annualized  daily income on a Fund's  portfolio  by the NAV  computed as above may tend to be higher than a similar  computation  made by using a method of  valuation  based upon market  prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing  portfolio  instruments  depends on its  compliance  with certain  conditions in Rule 2a-7 (the "Rule")  promulgated  by the  Securities  and  Exchange  Commission  under  the 1940 Act.  Under  the Rule,  the
Trustees  must  establish  procedures  reasonably  designed  to  stabilize  the NAV per
Share,  as computed for purposes of distribution  and  redemption,  at $1.00 per Share, taking into account current market  conditions and a Fund's investment  objective.  The procedures  include  monitoring the  relationship  between the amortized cost value per
Share and the NAV per Share  based upon  available  indications  of market  value.  The
Trustees  will decide what,  if any,  steps should be taken if there is a difference of more than 0.5 of 1%  between  the two  values.  The  Trustees  will take any steps they consider  appropriate  (such as redemption in kind or shortening the average  portfolio maturity)  to minimize  any  material  dilution or other  unfair  results  arising from differences between the two methods of determining NAV.

With respect to the Stock Fund,  Small Company Stock Fund,  Large Cap Growth Fund, U.S.
Government  Securities  Fund, Bond Fund,  Intermediate  Tax Free Fund and the Long Term
Tax  Free  Bond  Fund,  the  market  values  of the  Funds'  portfolio  securities  are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities; according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the
  Board.

Prices  provided by  independent  pricing  services may be determined  without  relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield, quality,  stability, risk, coupon rate, maturity, type of issue, trading  characteristics,  and other  market data or factors.  From time to time,  when prices  cannot be obtained  from an  independent  pricing  service,  securities  may be valued based on quotes from  broker-dealers or other financial  institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be  completed  at times which vary from the closing of the New York Stock  Exchange  (NYSE).  In computing its NAV, the Funds value foreign securities  at the  latest  closing  price on the  exchange  on which  they are  traded immediately  prior to the closing of the NYSE.  Certain foreign currency exchange rates may also be  determined  at the latest rate prior to the  closing of the NYSE.  Foreign securities  quoted in foreign  currencies are translated  into U.S.  dollars at current rates.  Occasionally,  events that affect  these  values and  exchange  rates may occur between the times at which they are  determined  and the  closing of the NYSE.  If such events  materially  affect the value of portfolio  securities,  these securities may be valued at their fair value as determined  in good faith by the Funds'  Board,  although the actual calculation may be done by others.

WHAT DO SHARES COST?
=======================================================================================

The Stock Fund,  Small  Company  Stock Fund,  Large Cap Growth  Fund,  U.S.  Government
Securities  Fund,  Bond  Fund,  Intermediate  Tax Free Bond Fund and Long Term Tax Free
Bond  Fund's  NAV  per  Share  fluctuates  and is  based  on the  market  value  of all securities and other assets of the Funds.

The NAV for each class of Shares may  differ  due to the  variance  in daily net income realized by each class.  Such  variance  will  reflect only accrued net income to which the Shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

You will not be charged a CDSC when redeeming Shares:
o     as a Shareholder who acquired Shares prior to July 1, 1998 (including Shares acquired in exchange for Shares acquired prior to July 1, 1998);

o     purchased with reinvested dividends or capital gains;

o     following the death or disability, as defined in Section 72(m)(7) of the
  Internal Revenue Code of 1986, of the last surviving Shareholder;

o     representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a Shareholder who has attained the age of 701/2;

o     if a Fund redeems your Shares and closes your account for not meeting the minimum balance; and

o     which are qualifying redemptions of Shares under a Systematic Withdrawal
  Program.

In addition, you will not be charged a CDSC:
o     on Shares held by Trustees, employees and retired employees of the Funds, Riggs
  National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;

o     on Shares originally purchased (i) through the Trust Division or the Private
  Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account) having a sales agreement with Federated Securities Corp.; and

o     on Shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

HOW ARE THE FUNDS SOLD?
=======================================================================================

Under  the   Distributor's   Contract  with  the  Funds,  the  Distributor   (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Class R Shares)
As a  compensation-type  plan,  the Rule 12b-1 Plan is designed to pay the  Distributor
(who  may  then pay  investment  professionals  such as  banks,  broker/dealers,  trust departments of banks,  and  registered  investment  advisers) for marketing  activities
(such  as  advertising,   printing  and   distributing   prospectuses,   and  providing
incentives  to  investment  professionals)  to promote  sales of Shares so that overall
Fund assets are  maintained  or increased.  This helps the Funds  achieve  economies of scale,  reduce per Share expenses,  and provide cash for orderly  portfolio  management and  Share  redemptions.  In  addition,  the  Funds'  service  providers  that  receive asset-based fees also benefit from stable or increasing Fund assets.

The  Funds may  compensate  the  Distributor  more or less  than its  actual  marketing expenses.  In no event  will the Funds pay for any  expenses  of the  Distributor  that exceed the maximum Rule 12b-1 Plan fee.

For some  classes of Shares,  the  maximum  Rule 12b-1 Plan fee that can be paid in any
one  year  may  not  be  sufficient  to  cover  the   marketing-related   expenses  the
Distributor has incurred.  Therefore,  it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay Federated  Shareholder  Services  Company,  a subsidiary of Federated
Investors,  Inc.  (Federated),  for  providing  Shareholder  services  and  maintaining
Shareholder  accounts.  Federated  Shareholder  Services  Company may select  others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment  professionals  (such as  broker-dealers  or  banks)  may be paid  fees,  in
significant   amounts,   out  of  the  assets  of  the  Distributor   and/or  Federated
Shareholder  Services  Company  (these  fees  do not  come  out of  Fund  assets).  The
Distributor  and/or  Federated  Shareholder  Services  Company may be reimbursed by the
Adviser or its affiliates.

Investment  professionals receive such fees for providing  distribution-related  and/or shareholder  services,  such  as  advertising,  providing  incentives  to  their  sales personnel,  sponsoring  other  activities  intended to promote sales,  and  maintaining shareholder  accounts.  These  payments may be based upon such factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets  invested;  and/or the type and nature of sales or marketing  support  furnished by the investment professional.

SUBACCOUNTING SERVICES
=======================================================================================

Certain  investment  professionals  may wish to use the transfer agent's  subaccounting system to minimize their internal  recordkeeping  requirements.  The transfer agent may charge  a fee  based  on the  level  of  subaccounting  services  rendered.  Investment professionals  holding Shares in a fiduciary,  agency,  custodial,  or similar capacity may  charge or pass  through  subaccounting  fees as part of or in  addition  to normal trust or agency  account  fees.  They may also charge fees for other  services that may be related to the ownership of Shares.  This  information  should,  therefore,  be read together  with any  agreement  between the  customer  and the  investment  professional
about  the  services   provided,   the  fees  charged  for  those  services,   and  any
restrictions and limitations imposed.

REDEMPTION IN KIND
=======================================================================================

Although the Funds  intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption  price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have  elected to be  governed  by Rule 18f-1 under the 1940 Act,  the
Funds are obligated to pay Share  redemptions  to any one  Shareholder  in cash only up to the lesser of  $250,000  or 1% of the net  assets  represented  by such Share  class during any 90-day period.

Any Share  redemption  payment greater than this amount will also be in cash unless the
Funds' Board  determines  that  payment  should be in kind.  In such a case,  the Funds will pay all or a portion of the remainder of the  redemption in portfolio  securities, valued in the same way as the Funds  determine  their  NAV.  The  portfolio  securities will be  selected in a manner that the Funds'  Board deems fair and  equitable  and, to the extent available, such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption  is made in kind,  Shareholders  receiving the portfolio  securities  and selling them before their maturity  could  receive less than the  redemption  value of the  securities  and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
=======================================================================================

Under certain  circumstances,  Shareholders  may be held personally  liable as partners under  Massachusetts  law for  obligations of the Trust.  To protect its  Shareholders, the Trust has filed legal  documents with  Massachusetts  that  expressly  disclaim the liability of its Shareholders for acts or obligations of the Trust.

In the  unlikely  event  a  Shareholder  is held  personally  liable  for  the  Trust's obligations,  the Trust is required by the  Declaration of Trust to use its property to protect or  compensate  the  Shareholder.  On request,  the Trust will defend any claim made and pay any  judgment  against  a  Shareholder  for any act or  obligation  of the
Trust.  Therefore,  financial loss resulting from liability as a Shareholder will occur only if the Trust itself  cannot meet its  obligations  to indemnify  Shareholders  and pay judgments against them.

ACCOUNT AND SHARE INFORMATION
=======================================================================================

VOTING RIGHTS
Each Share of each Fund gives the Shareholder  one vote in Trustee  elections and other matters  submitted to Shareholders  for vote. All Shares of each Fund have equal voting rights,  except that in matters  affecting only a particular Fund class are entitled to vote.

Trustees  may be  removed  by the  Board or by  Shareholders  at a special  meeting.  A special  meeting of  Shareholders  will be called by the Board upon the written request of Shareholders  who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.

As of June 2,  2001,  the  following  Shareholders  owned of record,  beneficially,  or both, 5% or more of outstanding Shares of the following Funds:

Stock Fund - Class R Shares

EAMCO - Riggs Funds,  Washington,  D.C., owned approximately 1,310,579 Shares (40.89%);
and Carn & Co., Washington D.C., owned approximately 528,847 Shares (16.50%).

Stock Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 6,217,622 Shares (99.09%).

Small Company Stock Fund - Class R Shares

EAMCO - Riggs Funds,  Washington,  D.C., owned approximately 1,047,194 Shares (70.59%);
and Carn & Co., Washington, D.C., owned approximately 202,364 Shares (13.64%).

Small Company Stock Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 3,303,067 Shares (99.36%).

Large Cap Growth Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C. owned approximately 6,023,186 Shares (91.17%).

U.S. Government Securities Fund - Class R Shares

EAMCO - Riggs Funds,  Washington,  D.C. owned approximately  1,762,126 Shares (74.72%);
and Carn & Co., Washington, D.C., owned approximately 140,511 Shares (5.96%).

U.S. Government Securities Fund - Class Y Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 8,395,751 Shares (100%).

Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 3,199,611 Shares (98.05%).

Intermediate Tax Free Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 5,752,267 Shares (99.63%).

Long Term Tax Free Bond Fund - Class R Shares

EAMCO - Riggs Funds, Washington, D.C., owned approximately 5,543,127 Shares (99.58%).

Prime Money Market Fund - Class R Shares

FISERV  Securities Inc.,  Philadelphia,  P.A., owned  approximately  40,007,816  Shares
(97.29%).

Prime Money Market Fund - Class Y Shares

EAMCO  -  Riggs  Funds,  Washington,   D.C.,  owned  approximately  121,731,252  Shares
(52.41%);  and Riggs Bank,  N.A.,  Washington,  D.C.,  owned  approximately  68,400,000
Shares (29.45%).

U.S. Treasury Money Market Fund - Class R Shares

Peter N.G. Schwartz,  Washington D.C., owned  approximately  2,614,507 Shares (63.81%);
FISERV  Securities,  Inc.,  Philadelphia,  P.A.,  owned  approximately  970,894  Shares
(23.70%); Janet B. Nunnelley,  Trustee,  Washington,  D.C., owned approximately 225,472
Shares  (5.50%);   and  St.  Alban's   Episcopal   Church,   Washington,   D.C.,  owned
approximately 206,576 Shares (5.04%).

U.S. Treasury Money Market Fund - Class Y Shares

EAMCO  -  Riggs  Funds,  Washington,   D.C.,  owned  approximately  136,294,703  Shares
(79.04%);  and Riggs Bank,  N.A.,  Washington,  D.C.,  owned  approximately  23,100,000
Shares (13.40%).

Shareholders  owning 25% or more of  outstanding  Shares may be in control  and be able to affect the outcome of certain matters presented for a vote of Shareholders.

TAX INFORMATION
=======================================================================================

FEDERAL INCOME TAX
The Funds intend to meet  requirements  of  Subchapter  M of the Internal  Revenue Code
applicable to regulated  investment  companies.  If these  requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each  Fund  will be  treated  as a single,  separate  entity  for  federal  income  tax purposes so that income  earned and  capital  gains and losses  realized by the Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS
If the Funds purchase foreign  securities,  their  investment  income may be subject to foreign  withholding  or other taxes that could reduce the return on these  securities.
Tax treaties between the United States and foreign  countries,  however,  may reduce or eliminate the amount of foreign  taxes to which a Fund would be subject.  The effective rate of  foreign  tax  cannot  be  predicted  since  the  amount  of Fund  assets to be invested within various  countries is uncertain.  However,  the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from a Fund may be based on estimates of book income for the year.  Book income  generally  consists  solely of the coupon  income  generated by the  portfolio,
whereas   tax-basis   income   includes  gains  or  losses   attributable  to  currency
fluctuation.  Due  to  differences  in the  book  and  tax  treatment  of  fixed-income securities  denominated  in foreign  currencies,  it is difficult  to project  currency effects on an  interim  basis.  Therefore,  to the extent  that  currency  fluctuations cannot be  anticipated,  a portion of  distributions  to  Shareholders  could  later be designated as a return of capital,  rather than income, for income tax purposes,  which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain  foreign  corporations,  they may  constitute
Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more  than  50% of the  value  of a  Fund's  assets  at the  end of the tax  year is represented  by stock or  securities  of  foreign  corporations,  the Fund  intends  to qualify  for  certain  Code  stipulations  that  would  allow  Shareholders  to claim a foreign tax credit or  deduction on their U.S.  income tax returns.  The Code may limit a  Shareholder's  ability  to claim a foreign  tax  credit.  Shareholders  who elect to deduct  their  portion of a Fund's  foreign  taxes  rather  than take the  foreign  tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
=======================================================================================

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's  business  affairs and for exercising all the Trust's powers except those reserved for the  Shareholders.  Information  about each Board member is provided below and includes each person's:  name,  address,  birth date,  present  position(s)  held with the Trust,  principal  occupations  for the past five  years  and  positions  held  prior to the past  five  years,  total  compensation received as a Trustee  from the Trust for its most  recent  fiscal  year.  The Trust is comprised of nine funds.

As of June 2, 2001,  the Funds'  Board and  Officers  as a group  owned less than 1% of the Funds' outstanding Class R and Y Shares.

Name                  Principal Occupations for Past Five      Aggregate
Birth Date            Years                                    Compensation
Address                                                        From Trust
Position With Trust
                                                               ------------
John F. Donahue*#     Chief Executive Officer and Director               $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
Federated Investors   Federated Investors, Inc.; Chairman,
Tower                 Federated Investment Management
1001 Liberty Avenue   Company, Federated Global Investment
Pittsburgh, PA        Management Corp. and Passport
CHAIRMAN and TRUSTEE  Research, Ltd. ; formerly: Trustee,
                      Federated Investment Management
                      Company and Chairman and Director,
                      Federated Investment Counseling.
----------------------Director or Trustee of the Federated   --------------
Thomas G. Bigley      Fund Complex; Director, Member of            $1847.65
Birth Date:           Executive Committee, Children's
February 3, 1934      Hospital of Pittsburgh; Director and
15 Old Timber Trail   Chairman of Audit Committee, Robroy
Pittsburgh, PA        Industries, Inc. (coated steel
TRUSTEE               conduits/computer storage equipment);
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management);
                      Director, Member of Executive
                      Committee, University of Pittsburgh.
----------------------Director or Trustee of the Federated   --------------
John T. Conroy, Jr.   Fund Complex; Chairman of the Board,         $1847.65
Birth Date: June      Investment Properties Corporation;
23, 1937              Partner or Trustee in private real
Grubb &               estate ventures in Southwest Florida;
Ellis/Investment      formerly:  President, Investment
Properties            Properties Corporation;  Senior Vice
Corporation           President, John R. Wood and
3201 Tamiami Trail    Associates, Inc., Realtors; President,
North                 Naples Property Management, Inc. and
Naples, FL            Northgate Village Development
TRUSTEE               Corporation.
----------------------Director or Trustee of the Federated   --------------
Nicholas P.           Fund Complex; Director and Chairman of       $1847.65
Constantakis          the Audit Committee, Michael Baker
Birth Date:           Corporation (engineering,
September 3, 1939     construction, operations and technical
175 Woodshire Drive   services); formerly: Partner, Andersen
Pittsburgh, PA        Worldwide SC.
TRUSTEE
--------------------  ---------------------------------------  ------------
John F. Cunningham    Director or Trustee of some of the           $1679.47
Birth Date: March     Federated Fund Complex; Chairman,
5, 1943               President and Chief Executive Officer,
353 El Brillo Way     Cunningham & Co., Inc. (strategic
Palm Beach, FL        business consulting); Trustee
TRUSTEE               Associate, Boston College; Director,
                      Iperia Corp.
                      (communications/software); formerly:
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.
----------------------Director or Trustee of the Federated   --------------
Lawrence D. Ellis,    Fund Complex; Professor of Medicine,         $1679.47
M.D.*                 University of Pittsburgh; Medical
Birth Date: October   Director, University of Pittsburgh
11, 1932              Medical Center - Downtown;
3471 Fifth Avenue     Hematologist, Oncologist and
Suite 1111            Internist, University of Pittsburgh
Pittsburgh, PA        Medical Center; Member, National Board
TRUSTEE               of Trustees, Leukemia Society of
                      America.
----------------------Director or Trustee of the Federated   --
Peter E. Madden       Fund Complex; formerly:                  ------------
Birth Date: March     Representative, Commonwealth of              $1679.47
16, 1942              Massachusetts General Court;
One Royal Palm Way    President, State Street Bank and Trust
100 Royal Palm Way    Company and State Street Corporation.
Palm Beach, FL
TRUSTEE               Previous Positions: Director, VISA USA
                      and VISA International; Chairman and
                      Director, Massachusetts Bankers
                      Association; Director, Depository
                      Trust Corporation; Director, The
                      Boston Stock Exchange.
----------------------Director or Trustee of some of the     --------------
Charles F.            Federated Fund Complex; Management           $1847.65
Mansfield, Jr.        Consultant.
Birth Date: April
10, 1945              Previous Positions: Chief Executive
80 South Road         Officer, PBTC International Bank;
Westhampton Beach,    Partner, Arthur Young & Company (now
NY                    Ernst & Young LLP); Chief Financial
TRUSTEE               Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Executive Vice
                      President, DVC Group, Inc.; Senior
                      Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.
----------------------Director or Trustee of the Federated   --------------
John E. Murray,       Fund Complex; President, Law                 $1679.47
Jr., J.D., S.J.D.#    Professor, Duquesne University;
Birth Date:           Consulting Partner, Mollica & Murray;
December 20, 1932     Director, Michael Baker Corp.
President, Duquesne   (engineering, construction, operations
University            and technical services).
Pittsburgh, PA
TRUSTEE               Previous Positions: Dean and Professor
                      of Law, University of Pittsburgh
                      School of Law; Dean and Professor of
                      Law, Villanova University School of
                      Law.
----------------------Director or Trustee of the Federated   --------------
Marjorie P. Smuts     Fund Complex; Public                         $1679.47
Birth Date: June      Relations/Marketing/Conference
21, 1935              Planning.
4905 Bayard Street
Pittsburgh, PA        Previous Positions: National
TRUSTEE               Spokesperson, Aluminum Company of
                      America; television producer; business
                      owner; conference coordinator.
----------------------Director or Trustee of some of the     --------------
John S. Walsh         Federated Fund Complex; President and        $1679.47
Birth Date:           Director, Heat Wagon, Inc.
November 28, 1957     (manufacturer of construction
2604 William Drive    temporary heaters); President and
Valparaiso, IN        Director, Manufacturers Products, Inc.
TRUSTEE               (distributor of portable construction
                      heaters); President, Portable Heater
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.
----------------------President or Executive Vice President  --------------
J. Christopher        of the Federated Fund Complex;                     $0
Donahue*#+            Director or Trustee of some of the
Birth Date: April     Funds in the Federated Fund Complex;
11, 1949              President, Chief Executive Officer and
Federated Investors   Director, Federated Investors, Inc.;
Tower                 President, Chief Executive Officer and
1001 Liberty Avenue   Trustee, Federated Investment
Pittsburgh, PA        Management Company; Trustee, Federated
EXECUTIVE VICE        Investment Counseling; President,
PRESIDENT and         Chief Executive Officer  and Director,
TRUSTEE               Federated Global Investment Management
                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.
----------------------Executive Vice President and Secretary --------------
John W. McGonigle     of the Federated Fund Complex;                     $0
Birth Date: October   Executive Vice President, Secretary
26, 1938              and Director, Federated Investors,
Federated Investors   Inc.; formerly: Trustee, Federated
Tower                 Investment Management Company and
1001 Liberty Avenue   Federated Investment Counseling;
Pittsburgh, PA        Director, Federated Global Investment
EXECUTIVE VICE        Management Corp., Federated Services
PRESIDENT and         Company and Federated Securities Corp.
SECRETARY
----------------------Treasurer of the Federated Fund        --------------
Richard J. Thomas     Complex; Senior Vice President,                    $0
Birth Date: June      Federated Administrative Services;
17, 1954              formerly: Vice President, Federated
Federated Investors   Administrative Services; held various
Tower                 management positions within Funds
1001 Liberty Avenue   Financial Services Division of
Pittsburgh, PA        Federated Investors, Inc.
TREASURER
-------------------------------------------------------------  ------------
Peter J. Germain      Senior Vice President and Director,                $0
Birth Date:           Mutual Fund Services Division,
September 3, 1959     Federated Services Company. Formerly,
Federated Investors   Senior Corporate Counsel, Federated
Tower                 Investors, Inc.
1001 Liberty Avenue
Pittsburgh, PA
PRESIDENT
----------------------Vice President of Administration,        ------------
Judith J. Mackin      Mutual Fund Services Group, Federated              $0
Birth Date: May 30,   Investors, Inc.
1960
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT
----------------------Assistant Vice President, Federated      ------------
James E. Ostrowski    Services Company.                                  $0
Birth Date:
November 13, 1959
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT
----------------------------------------------------------------------------
*An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.
---------------------------------------------------------------------------------------

#A pound sign denotes a Member of the Board's Executive Committee, which handles the
Board's responsibilities between its meetings.

+Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and
Trustee of the Trust.

INVESTMENT ADVISER
The  Adviser  conducts  investment  research  and makes  investment  decisions  for the
Funds. The Adviser,  Riggs Investment  Management Corp. ("RIMCO") and J. Bush & Co. are
subsidiaries of Riggs National Corporation, a bank holding company.

The  Adviser  shall not be liable to the Trust or any Fund  Shareholder  for any losses that  may be  sustained  in the  purchase,  holding,  or  sale of any  security  or for
anything  done  or  omitted  by  it,  except  acts  or  omissions   involving   willful
misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

Sub-Adviser
The Stock Fund, Small Company Stock Fund, U.S.  Government  Securities Fund, Bond Fund,
Intermediate  Tax Free Bond Fund,  Long Term Tax Free Bond  Fund,  Prime  Money  Market
Fund and the U.S.  Treasury  Money  Market Fund is  sub-advised  by RIMCO.  Pursuant to the  terms of an  investment  sub-advisory  agreement  between  the  Advisor  and RIMCO
(Sub-Advisor),  the  Sub-Advisor  manages  the  Funds'  assets,  including  buying  and selling portfolios securities.

The Large Cap Growth  Fund is  sub-advised  by J. Bush & Co.  Pursuant  to the terms of
an  investment   sub-advisory   agreement  between  the  Adviser  and  J.  Bush  &  Co.
(Sub-Adviser),  the  Sub-Adviser  manages  the  Funds'  assets,  including  buying  and selling portfolio securities.

Other Related Services
Affiliates  of  the  Adviser  may,  from  time  to  time,  provide  certain  electronic equipment and software to  institutional  customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These  codes  govern  securities  trading  activities  of  investment personnel,  Fund Trustees,  and certain other employees.  Although they do permit these people to trade in  securities,  including  those that the Fund  could  buy,  they also contain  significant  safeguards designed to protect the Fund and its Shareholders from abuses  in this  area,  such as  requirements  to obtain  prior  approval  for,  and to report, particular transactions.

BROKERAGE TRANSACTIONS
When  selecting  brokers  and  dealers to handle  the  purchase  and sale of  portfolio instruments,  the  Adviser  looks for  prompt  execution  of the  order at a  favorable price.  The Adviser will  generally  use those who are  recognized  dealers in specific portfolio  instruments,  except when a better  price and  execution of the order can be obtained  elsewhere.  The Adviser may select  brokers and dealers based on whether they also offer research  services (as described  below).  In selecting among firms believed to meet these criteria,  the Adviser may give  consideration  to those firms which have sold  or  are  selling  Shares  of  the  Funds  and  other  funds  distributed  by  the
Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions and selects brokers and dealers subject to review by the Funds' Board.

Research Services
Research   services  may  include  advice  as  to  the  advisability  of  investing  in
securities;   security  analysis  and  reports;  economic  studies;  industry  studies;
receipt of  quotations  for  portfolio  evaluations;  and  similar  services.  Research services  may be used by the Adviser in  advising  other  accounts.  To the extent that receipt  of  these  services  may  replace  services  for  which  the  Adviser  or  its affiliates  might  otherwise  have paid,  it would tend to reduce their  expenses.  The
Adviser and its affiliates  exercise  reasonable  business  judgment in selecting those brokers who offer brokerage and research services to execute  securities  transactions.
They  determine in good faith that  commissions  charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal  years ended April 30,  2001,  2000 and 1999,  the Stock Fund paid total brokerage  commissions  of  $334,713,  $252,348  and  $187,811,  respectively,  and the
Small Company Stock Fund paid total  brokerage  commissions  of $256,479,  $133,941 and
$125,313,  respectively.  For the  fiscal  years  ended  April 30,  2001 and 2000,  the
Large Cap  Growth  Fund paid  total  brokerage  commissions  of  $54,158  and  $19,444,
respectively,   and  the  U.S.   Government   Securities   Fund  paid  total  brokerage
commissions of $12,307 and $19,444, respectively.

Investment  decisions  for the  Funds  are  made  independently  from  those  of  other accounts  managed  by the  Adviser.  When the Funds  and one or more of those  accounts invests in, or disposes of, the same security,  available  investments or opportunities for sales will be allocated  among the Funds and the  account(s)  in a manner  believed by the Adviser to be equitable.  While the  coordination  and ability to participate in volume  transactions  may benefit the Funds,  it is possible that this procedure  could adversely  impact the price paid or received  and/or the position  obtained or disposed of by the Funds.

ADMINISTRATOR
Federated  Services  Company,  a  subsidiary  of  Federated,   provides  administrative
personnel  and services  (including  certain legal and  financial  reporting  services)
necessary  to operate  the  Funds.  Federated  Services  Company  provides  these at an annual rate of 0.16% of the average aggregate daily net assets of the Trust.

Federated   Services  Company  also  provides  certain   accounting  and  recordkeeping
services  with  respect to the  Funds'  portfolio  investments  for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
Riggs Bank,  Washington,  D.C., is custodian for the  securities and cash of the Funds.
Under the  Custodian  Agreement,  Riggs Bank holds the Funds'  portfolio  securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services  Company,   through  its  registered   transfer  agent  subsidiary,
Federated  Shareholder Services Company,  maintains all necessary  Shareholder records.
The Funds pay the transfer  agent a fee based on the size,  type and number of accounts and transactions made by Shareholders.

INDEPENDENT auditors
The  independent  auditor  for  Trust,  Arthur  Andersen  LLP,  conducts  its audits in accordance  with  accounting  principles  generally  accepted  in the United  States of
America,  which  require  it to plan and  perform  its  audits  to  provide  reasonable assurance  about  whether  each  Fund's  financial  highlights  are  free  of  material misstatement.

fees PAID BY THE FUNDs FOR SERVICES
-------------------------------------------------------------------------------------
Fund           Advisory Fee Paid/    Shareholder Services Fee   Administrative Fee
              Advisory Fee Waived              Paid                    Paid

                                     ------------------------------------------------
            -------------------------------------------------------------------------
              For the fiscal year    For the fiscal year ended  For the fiscal year
                     ended                   April 30,                 ended
                   April 30,                                         April 30,
            -------------------------------------------------------------------------
            -------------------------------------------------------------------------
             2001    2000     1999     2001     2000    1999    2001   2000   1999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Stock Fund  $931,417$875,835$756,558/$100,354($85,867(R$56,653($198,70$185,13$141,350

            $0      $0      $0       $201,485($51,543(Y$66(B)

                                              $352(B)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Small       $576,162$461,712$333,762/$57,182(R$41,857(R$22,112($115,23$91,667$58,587
Company
Stock Fund  $0      $0      $0       $120,998($29,957(Y$68(B)

                                              $119(B)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Large Cap   $649,714$263,366N/A      $12(R)   $49,204(RN/A     $138,60$56,195N/A
Growth Fund
            $0      $0                        $6(B)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
U. S.       $879,741$551,645$277,475/$27,679(R$35,142(R$22,079 $187,67$117,01$51,778
Government
Securities  $469,195$294,157$147,987 $89,620(Y$38,396(Y)
Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Bond Fund   $295,562$113,141N/A      $39,409(R$15,086(RN/A     $63,053$24,137N/A

            $106,402$40,731
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Intermediate$476,515$193,249N/A      $63,535(R$25,766(RN/A     $101,65$41,226N/A
Tax Free
Bond Fund   $133,424$54,110
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Long Term   $459,981$198,746N/A      $61,331(R$26,500(RN/A     $98,129$42,399N/A
Tax Free
Bond Fund   $122,662$52,999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Prime       $1,606,5$1,866,0$1,652,49$39,584(R$18,075(R$2,410(R$514,10$590,85$462,021
Money
Market Fund $0      $0      $0       $0(Y)    $0(Y)    $0(Y)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
U.S.        $866,756$723,348$635,522/$4,757   $4,061(R)$2,297(R$277,36$229,06$177,826
Treasury                             (R)
Money       $0      $0      $0                $0(Y)    $0(Y)
Market Fund                          $0(Y)
-------------------------------------------------------------------------------------
(R) Class R Shares       (Y) Class Y Shares           (B) Class B Shares (1)

(1)   As of July 21, 2000, Class B Shares were no longer offered.

----------------------------------------------
Funds                   For the fiscal year
                               ended
                           April 30, 2001
                       -----------------------
                       -----------------------
                             12b-1 Fee
                       -----------------------
                       -----------------------
                           Class R Shares
----------------------------------------------
----------------------------------------------
Stock Fund                    $102,385
----------------------------------------------
----------------------------------------------
Small Company Stock           $57,271
Fund
----------------------------------------------
----------------------------------------------
Large Cap Growth Fund           $34
----------------------------------------------
----------------------------------------------
U.S. Government               $69,196
Securities Fund
----------------------------------------------
----------------------------------------------
Bond Fund                        $0
----------------------------------------------
----------------------------------------------
Intermediate Tax Free            $0
Bond Fund
----------------------------------------------
----------------------------------------------
Long Term Tax Free               $0
Bond Fund
----------------------------------------------
----------------------------------------------
Prime Money Market            $98,961
Fund
----------------------------------------------
----------------------------------------------
U.S. Treasury Money           $11,890
Market Fund
----------------------------------------------

Fees are allocated  among classes based on their pro rata Share of Fund assets,  except for marketing
(Rule  12b-1)  fees  and  Shareholder  services  fees,  which  are  borne  only  by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?
---------------------------------------------------------------------------------------

The  Funds  may  advertise  Share  performance  by using the SEC  standard  method  for calculating  performance  applicable  to all mutual  funds.  The SEC also  permits this
standard  performance  information  to  be  accompanied  by  non-standard   performance
information.

Share performance reflects the effect of non-recurring  charges,  such as maximum sales
charges,  which,  if  excluded,   would  increase  the  total  return  and  yield.  The
performance  of Shares  depends upon such  variables  as:  portfolio  quality;  average portfolio  maturity;  type and  value of  portfolio  securities;  changes  in  interest rates;  changes or  differences  in the Funds' or any class of  Shares'  expenses;  and various other factors.

Share  performance  fluctuates on a daily basis largely because net earnings  fluctuate daily.  Both net earnings and offering  price per Share are factors in the  computation of yield and total return.

average Annual Total Returns and Yield and effective yield

-----------------------------------------------------------------------------------
Fund           Average Annual Total           Yield             Effective Yield
                      Return           for the 7-day period      for the 7-day
                for the following             ended               period ended
               periods ended April       April 30, 1999/         April 30, 1999
                     30, 1999          for the 30-day period
                                               ended
                                          April 30, 1999
              ---------------------------------------------------------------------
              ---------------------------------------------------------------------
                Class R   Class Y      Class R     Class Y    Class R   Class Y
                Shares      Shares     Shares       Shares     Shares     Shares
               One Year    One Year
               Five Year  Five Year
                 Since    Since
               Inception  Inception
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Stock Fund    (13.95)%    (12.01)%   1.34%       1.33%/       N/A       N/A
              8.24%       N/A        1.40%       1.39%
              12.22%      (4.34)%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Small         (1.33)%     1.04%      N/A         N/A          N/A       N/A
Company       6.68%       N/A
Stock Fund    12.18%      11.37%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Large Cap     (45.98)%    N/A        N/A         N/A          N/A       N/A
Growth Fund   N/A
              (28.47)%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S.          8.44%       10.72%     5.09%/      5.34%/       N/A       N/A
Government    6.40%       N/A        5.08%       5.33%
Securities    6.68%       9.80%
Fund
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Bond Fund     8.94%       N/A        5.24%/      N/A          N/A       N/A
              N/A                    5.28%
              8.22%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Intermediate  5.08%       N/A        4.12%/      N/A          N/A       N/A
Tax Free      N/A                    4.09%
Bond Fund     4.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Long Term     6.00%       N/A        4.57%/      N/A          N/A       N/A
Tax Free      N/A                    4.51%
Bond Fund     5.74%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Prime Money   5.32%       5.69%      3.83%/      4.18%/       3.91%     4.27%
Market Fund   4.77%       5.13%      4.01%       4.36%
              4.71%       4.73%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S.          5.11%       5.48%      3.42%/      3.77%/       3.48%     3.85%
Treasury      N/A         4.87%      3.83%       4.18%
Money Market  4.50%       4.39%
Fund
-----------------------------------------------------------------------------------

TOTAL RETURN
Total return  represents the change  (expressed as a percentage) in the value of Shares over a specific  period of time,  and  includes  the  investment  of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given  period  that  would  equate  a $1,000  initial  investment  to the  ending redeemable  value of that  investment.  The  ending  redeemable  value is  computed  by multiplying  the  number of Shares  owned at the end of the period by the NAV per Share at the end of the  period.  The  number  of  Shares  owned at the end of the  period is based on the number of Shares  purchased  at the  beginning  of the period with $1,000, less any applicable  sales charge,  adjusted over the period by any additional  Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
With respect to the Stock Fund,  Small Company Stock Fund,  Large Cap Growth Fund, U.S.
Government  Securities  Fund, Bond Fund,  Intermediate  Tax Free Bond Fund and the Long
Term Tax Free Bond Fund,  the yield of Shares is  calculated  by dividing:  (i) the net investment  income per Share  earned by the Shares  over a 30-day  period;  by (ii) the maximum  offering  price per Share on the last day of the  period.  This number is then annualized  using  semi-annual  compounding.  This  means  that the  amount  of  income generated  during  the  30-day  period is  assumed  to be  generated  each month over a
12-month period and is reinvested  every six months.  The effective yield is calculated by compounding the  unannualized  base-period  return by: adding one to the base-period return,  raising the sum to the 365/7th  power;  and  subtracting  one from the result.
The yield and effective  yield do not  necessarily  reflect income  actually  earned by
Shares  because of certain  adjustments  required  by the SEC and,  therefore,  may not correlate to the dividends or other distributions paid to Shareholders.

To the extent  investment  professionals and  broker/dealers  charge fees in connection with  services  provided  in  conjunction  with an  investment  in  Shares,  the  Share performance is lower for Shareholders paying those fees.

With  respect to the Prime Money Market Fund and the U.S.  Treasury  Money Market Fund,
the  yield  of  Shares  is  based  upon  the  seven  days  ending  on  the  day  of the calculation,  called the "base  period." This yield is calculated by:  determining  the net change in the value of a  hypothetical  account  with a balance of one Share at the beginning  of the base  period,  with the net  change  excluding  capital  changes  but including the value of any additional  Shares  purchased with dividends earned from the original  one  Share and all  dividends  declared  on the  original  and any  purchased
Shares;  dividing the net change in the account's  value by the value of the account at the beginning of the base period to determine the base period return;  and  multiplying the base period return by 365/7.  The effective  yield is calculated by compounding the unannualized  base-period return by: adding one to the base-period return,  raising the sum to the 365/7th power; and subtracting one from the result.

To the extent  investment  professionals and  broker/dealers  charge fees in connection with  services  provided  in  conjunction  with an  investment  in  Shares,  the  Share performance is lower for Shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

o     charts,  graphs  and  illustrations  using the  Funds'  returns,  or  returns  in general, that demonstrate  investment concepts such as tax-deferred  compounding, dollar-cost averaging and systematic investment;

o     discussions of economic,  financial and political  developments  and their impact on the securities  market,  including the portfolio  manager's  views on how such developments could impact the Funds; and

o     information  about the mutual fund industry  from sources such as the  Investment
      Company Institute.

Advertising and sales literature for the Funds may also include  statements  describing the  history  of  Riggs  Bank.  For  example,  reference  may be made to  Riggs  Bank's heritage of serving  historical and political figures and financing  projects that have been important to the growth of the United States.

The Funds may compare their  performance,  or  performance  for the types of securities in which they invest, to a variety of other  investments,  including  federally insured bank  products such as bank savings  accounts,  certificates  of deposit,  and Treasury bills.

The Funds may quote  information from reliable sources regarding  individual  countries and regions, world stock exchanges, and economic and demographic statistics.

You may use  financial  publications  and/or  indices to obtain a more complete view of
Share  performance.  When  comparing  performance,  you should  consider  all  relevant factors  such as the  composition  of the index  used,  prevailing  market  conditions, portfolio  compositions of other funds, and methods used to value portfolio  securities and compute offering price. The financial  publications  and/or indices which the Funds use in advertising may include:

Consumer Price Index (CPI) is the measure of change in consumer  prices,  as determined by a  monthly  survey  of the  U.S.  Bureau  of  Labor  Statistics.  Many  pension  and employment  contracts are tied to changes in consumer  prices,  as  protection  against inflation and reduced  purchasing  power.  Among the CPI  components are housing costs, food,  transportation,  and  electricity.  The CPI is also known as the  cost-of-living index.

STOCK FUND:

o     Standard & Poor's  Daily Stock  Price  Index of 500 Common  Stocks (S&P 500) is a
      composite index of common stocks in industry,  transportation,  and financial and public  utility  companies.  Can be used to compare to the total returns of funds whose portfolios are invested  primarily in common stocks.  In addition,  the S&P
      500 assumes  reinvestments  of all dividends  paid by stocks listed on its index.
      Taxes due on any of these  distributions  are not included,  nor are brokerage or other fees calculated in the S&P figures.

o     Dow Jones Industrial  Average  ("DJIA") is an unmanaged  index,  which represents
      Share prices of selected  blue-chip  industrial  corporations,  as well as public utility and  transportation  companies.  The DJIA indicates  daily changes in the average  price of stock any of its  categories.  It also reports  total sales for each of its  industries.  Because it represents the top  corporations of America, the  DJIA's  index  movements  are a  leading  economic  indicator  for the stock market as a whole.

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

SMALL COMPANY STOCK FUND:

o     Russell 2000 Index measures the  performance  of the 2,000 smallest  companies in the Russell 3000 Index,  which represents 10% of the total market  capitalization of the Russell 3000 Index.

o     Standard & Poor's Small Stock Index is a broadly  diversified,  unmanaged,  index consisting of approximately  600 small  capitalization  common stocks that can be used to  compare to the total  returns of funds  whose  portfolios  are  invested primarily in small capitalization common stocks.

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

o     Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher  of the bi-weekly  Mutual Fund  Values.  Mutual Fund Values  rates more than 1,000 NASDAQ listed mutual funds of all types,  according to their risk-adjusted  returns. The maximum rating is five stars, and ratings are effective for two weeks.

LARGE CAP GROWTH FUND:

o     Standard & Poor's  Daily Stock Price Index of 500 Common  Stocks (S&P 500),  is a
      composite index of common stocks in industry,  transportation,  and financial and public  utility  companies.  Can be used to compare to the total returns of funds whose portfolios are invested  primarily in common stocks.  In addition,  the S&P
      500 assumes  reinvestments  of all dividends  paid by stocks listed on its index.
      Taxes due on any of these  distributions  are not included,  nor are brokerage or other fees calculated in the S&P figures.

o     Nasdaq  Composite  Index is an unmanaged  index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market.

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

U.S. Government Securities Fund:

o     Merrill Lynch U.S.  Treasury/Agency  Master Index is an unmanaged index comprised of long-term bonds publicly issued by the U.S. government or its agencies.

o     Lehman  Brothers  Government/Credit  (Total) Index is comprised of  approximately
      5,000 issues which  include  non-convertible  bonds  publicly  issued by the U.S.
      government or its agencies;  corporate  bonds  guaranteed by the U.S.  government
      and   quasi-federal    corporations;    and   publicly   issued,    fixed   rate,
      non-convertible  domestic  bonds of companies in industry,  public  utilities and finance.  The average maturity of these bonds  approximates  nine years.  Tracked by Shearson Lehman  Brothers,  Inc., the index  calculates  total returns for one month, three month, twelve month and ten year periods and year-to-date.

o     Lehman  Brothers   Aggregate  Bond  Index  is  an  unmanaged  index  composed  of
      securities   from  the   Lehman   Brothers   Government/Corporate   Bond   Index,
      Mortgage-Backed  Securities Index and the Asset-Backed  Securities  Index.  Total
      return  comprises price  appreciation/depreciation  and income as a percentage of
      the   original   investment.   Indices   are   rebalanced   monthly   by   market
      capitalization.

o     Lipper  Analytical  Services,  Inc.,  ranks funds in various fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

BOND FUND:

o     Merrill Lynch U.S.  Treasury/Agency  Master Index is an unmanaged index comprised of long-term bonds publicly issued by the U.S. government or its agencies.

o     Lehman  Brothers  Government/Credit  (Total) Index is comprised of  approximately
      5,000 issues which  include  non-convertible  bonds  publicly  issued by the U.S.
      government or its agencies;  corporate  bonds  guaranteed by the U.S.  government
      and   quasi-federal    corporations;    and   publicly   issued,    fixed   rate,
      non-convertible  domestic  bonds of companies in industry,  public  utilities and finance.  The average maturity of these bonds  approximates  nine years.  Tracked by Shearson Lehman  Brothers,  Inc., the index  calculates  total returns for one month, three month, twelve month and ten year periods and year-to-date.

o     Lehman  Brothers   Aggregate  Bond  Index  is  an  unmanaged  index  composed  of
      securities   from  the   Lehman   Brothers   Government/Corporate   Bond   Index,
      Mortgage-Backed  Securities Index and the Asset-Backed  Securities  Index.  Total
      return  comprises price  appreciation/depreciation  and income as a percentage of
      the   original   investment.   Indices   are   rebalanced   monthly   by   market
      capitalization.

o     Lipper  Analytical  Services,  Inc.,  ranks funds in various fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

INTERMEDIATE TAX FREE BOND FUND:

o     Lehman  Brothers 3 Year Municipal  Bond Index is an unmanaged  index of municipal bonds  issued  after  January  1, 1991 with a minimum  credit  rating of at least
      Baa,  been  issued as part of a deal of at least  $50  million,  have a  maturity value of at least $5  million  and a maturity  range of 1-5 years.  As of January
      1996,  the index  also  includes  zero  coupon  bonds and  bonds  subject  to the
      Alternative Minimum Tax.

o     Lehman  Brothers 5 Year Municipal  Bond Index is an unmanaged  index of municipal bonds  issued  after  January  1, 1991 with a minimum  credit  rating of at least
      Baa,  been  issued as part of a deal of at least  $50  million,  have a  maturity value of at  least $3  million  and a  maturity  range  of  1-9.99  years.  As of
      January 1996 the index also  includes  zero coupon bonds and bonds subject to the
      Alternative Minimum Tax.

o     Lipper  Analytical  Services,  Inc.,  ranks funds in various fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

LONG TERM TAX FREE BOND FUND:

o     Lehman  Brothers 7 Year Municipal  Bond Index is an unmanaged  index of municipal bonds  issued  after  January  1, 1991 with a minimum  credit  rating of at least
      Baa,  been  issued as part of a deal of at least  $50  million,  have a  maturity value of at least $5  million  and a maturity  range of 4-6 years.  As of January
      1996 the  index  also  includes  zero  coupon  bonds  and  bonds  subject  to the
      Alternative Minimum Tax.

o     Lehman  Brothers 10 Year Municipal Bond Index is an unmanaged  index of municipal bonds  issued  after  January  1, 1991 with a minimum  credit  rating of at least
      Baa,  been  issued as part of a deal of at least  $50  million,  have a  maturity value of at least $3 million  and a  maturity  range of 10 years or  greater.  As of January 1996 the index also  includes  zero coupon bonds and bonds  subject to the Alternative Minimum Tax.

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

PRIME MONEY MARKET FUND:

o     iMoneyNet,  Inc.'s Money Fund Report publishes  annualized yields of money market funds weekly.  iMoneyNet Inc.'s Money Market Insight  publication reports monthly and 12-month-to-date investment results for the same money funds.

o     Salomon 30-Day  Treasury Bill Index is a weekly quote of the most  representative yields for  selected  securities,  issued by the U.S.  Treasury,  maturing  in 30 days.

o     Money,  a  monthly  magazine,  regularly  ranks  money  market  funds in  various categories based on the latest  available  seven-day  effective yield.  From time to time,  the Fund  will  quote  its  Money  ranking  in  advertising  and  sales literature.

o     Bank Rate Monitor National Index, Miami Beach,  Florida,  published weekly, is an average of the interest  rate of personal  money market  deposit  accounts at ten of  the  largest  banks  and  thrifts  in  each  of  the  five  largest  Standard
      Metropolitan  Statistical  Areas.  If more than one rate is  offered,  the lowest rate is used. Account minimums and compounding methods may vary.

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

U.S. TREASURY MONEY MARKET FUND:

o     Salomon 30-Day  Treasury Bill Index is a weekly quote of the most  representative yields for  selected  securities,  issued by the U.S.  Treasury,  maturing  in 30 days.

o     iMoneyNet,  Inc.'s Money Fund Report publishes  annualized yields of money market funds weekly.  iMoneyNet Inc.'s Money Market Insight  publication reports monthly and 12-month-to-date investment results for the same money funds.

o     Money,  a  monthly  magazine,  regularly  ranks  money  market  funds in  various categories based on the latest  available  seven-day  effective yield.  From time to time,  the Fund  will  quote  its  Money  ranking  in  advertising  and  sales literature.

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into  account  any  change in NAV over a  specific  period of time.  From time to
      time,  the  Fund  will  quote  its  Lipper  ranking  in  advertising   and  sales
      literature.

FINANCIAL INFORMATION
=======================================================================================

The Financial  Statements  for the Funds for the fiscal year ended April 30, 2001,  are incorporated  herein by reference  to the Annual  Report to  Shareholders  of the Riggs
Funds dated April 30, 2001.

APPENDIX
=======================================================================================

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating  assigned by Standard & Poor's.  Capacity to pay interest and repay principal is extremely strong.

AA--Debt  rated AA has a very strong  capacity to pay interest and repay  principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay  principal  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic conditions than debt in higher-rated categories.

BBB--Debt  rated BBB is  regarded as having an adequate  capacity to pay  interest  and repay principal. Whereas

CC--The  rating CC  typically  is applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC debt rating.

C--The  rating C  typically  is applied to debt  subordinated  to senior  debt which is assigned  an actual or  implied  CCC debt  rating.  The C rating may be used to cover a situation  where a bankruptcy  petition has been filed,  but debt service  payments are continued.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds  which are rated AAA are  judged to be of the best  quality.  They carry the smallest  degree  of  investment  risk and are  generally  referred  to as gilt  edged.
Interest  payments are  protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective  elements are likely to change, such changes as can be  visualized  are most  unlikely  to impair the  fundamentally  strong position of such issues.

AA--Bonds  which  are  rated AA are  judged  to be of high  quality  by all  standards.
Together  with the AAA group,  they  comprise  what are  generally  known as high-grade bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in AAA  securities  or  fluctuation  of  protective  elements  may be of greater  amplitude  or there may be other  elements  present  which make the  long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable  investment  attributes and are to be considered as  upper-medium-grade  obligations.  Factors  giving  security to principal and interest are  considered  adequate  but  elements  may be present  which  suggest a susceptibility to impairment sometime in the future.

BAA--Bonds  which are rated BAA are  considered  as  medium-grade  obligations,  (i.e.,
they  are  neither  highly  protected  nor  poorly  secured).   Interest  payments  and
principal  security  appear  adequate for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.
Such bonds lack  outstanding  investment  characteristics  and in fact have speculative characteristics as well.

BA--Bonds  which are BA are judged to have  speculative  elements;  their future cannot be  considered  as well  assured.  Often  the  protection  of  interest  and  principal payments  may be very  moderate and thereby not well  safeguarded  during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds   which  are  rated  B  generally  lack   characteristics   of  the  desirable
investment.  Assurance of interest and principal  payments or of  maintenance  of other terms of the contract over any long period of time may be small.

CAA--Bonds  which are rated CAA are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds  which are rated CA represent  obligations  which are  speculative  in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds  which are rated C are the  lowest-rated  class of bonds,  and issues so rated can be  regarded  as  having  extremely  poor  prospects  of ever  attaining  any  real investment standing.

FITCH IBCA, INC. Long-Term Debt Rating Definitions

AAA--Bonds  considered to be investment  grade and of the highest credit  quality.  The obligor  has an  exceptionally  strong  ability to pay  interest  and repay  principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds  considered  to be  investment  grade and of very high  credit  quality.  The obligor's  ability to pay  interest and repay  principal  is very strong,  although not quite as strong as bonds rated AAA.  Because  bonds rated in the AAA and AA  categories are not significantly  vulnerable to foreseeable future  developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds  considered to be investment  grade and of high credit quality.  The obligor's ability to pay interest  and repay  principal is  considered  to be strong,  but may be more  vulnerable  to adverse  changes in economic  conditions  and  circumstances  than bonds with higher ratings.

BBB--Bonds  considered to be investment grade and of satisfactory  credit quality.  The obligor's  ability to pay interest and repay  principal is  considered  to be adequate.
Adverse changes in economic conditions and circumstances,  however,  are more likely to have  adverse  impact  on  these  bonds,  and  therefore  impair  timely  payment.  The likelihood that the ratings of these bonds will fall below  investment  grade is higher than for bonds with higher ratings.

BB--Bonds are considered  speculative.  The obligor's ability to pay interest and repay principal  may be affected over time by adverse  economic  changes.  However,  business and  financial  alternatives  can be  identified  which  could  assist  the  obligor in satisfying its debt service requirements.

B--Bonds are  considered  highly  speculative.  While bonds in this class are currently meeting debt service  requirements,  the  probability  of continued  timely  payment of principal  and interest  reflects the obligor's  limited  margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable  characteristics  which, if not remedied, may lead to default.  The ability to meet  obligations  requires an  advantageous  business  and economic environment.

CC--Bonds  are minimally  protected.  Default in payment of interest  and/or  principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers  rated Prime-1 (or related  supporting  institutions)  have a superior
capacity  for  repayment  of  short-term  promissory  obligations.   Prime-1  repayment
capacity will normally be evidenced by the following characteristics:

Leading market positions in well-established industries;

High rates of return on funds employed;

Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection;

Broad  margins in earning  coverage of fixed  financial  charges and high internal cash generation; and

Well-established  access  to a range  of  financial  markets  and  assured  sources  of alternate liquidity.

Prime-2--Issuers  rated  Prime-1 (or  related  supporting  institutions)  have a strong capacity for  repayment of  short-term  promissory  obligations.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings
trends  and  coverage  ratios,   while  sound,  will  be  more  subject  to  variation.
Capitalization  characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1--This  designation  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined to possess  extremely  strong safety  characteristics are denoted with a plus sign (+) designation.

A-2--Capacity  for timely  payment on issues  with this  designation  is  satisfactory.
However,  the relative  degree of safety is not as high as for issues  designated  A-1.
It normally exhibits adequate  protection  parameters,  adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term  vulnerability  to default than other  speculative
issues.   However,  it  faces  major  ongoing  uncertainties  or  exposure  to  adverse business,  financial,  or economic  conditions which could lead to inadequate  capacity to meet timely  interest and principal  payments.  The BB rating  category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater  vulnerability  to default but currently has the capacity to meet interest payments and principal  repayments.  Adverse business,  financial,  or economic  conditions  will likely impair  capacity or  willingness  to pay interest and repay  principal.  The B rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

riggs funds

Class R Shares and Class Y Shares

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Riggs Investment Corp.
808 17th Street N.W.
Washington, D.C. 20006-3950

Sub-Adviser
Riggs Investment Management Corp.
808 17th Street N.W.
Washington, D.C. 20006-3950
(Sub-Adviser to the Stock Fund, Small Company Stock Fund, U.S. Government Securities
Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime
Money Market Fund and the U.S. Treasury Money Market Fund)

J. Bush & Co.
55 Whitney Avenue
New Haven, CT 06510
(Sub-Adviser to the Large Cap Growth Fund)

Custodian
Riggs Bank N.A.
Riggs Funds
5700 RiverTech Court
Riverdale, MD 20737-1250

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

Cusip 76656A 609  Riggs Stock Fund R Shares                 RISTX
Cusip 76656A 781  Riggs Stock Fund Y Shares                 RIYSX
Cusip 76656A 807  Riggs Small Company Stock Fund R Shares         RISCX
Cusip 76656A 799  Riggs Small Company Stock Fund Y Shares         RISYX
Cusip 76656A 849  Riggs Large Cap Growth Fund R Shares            RILCX
Cusip 76656A 500  Riggs U.S. Government Securities Fund R Shares  RMBDR
Cusip 76656A 773  Riggs U.S. Government Securities Fund Y Shares  RIUSX
Cusip 76656A 872  Riggs Bond Fund R Shares                  RIBRX
Cusip 76656A 864  Riggs Intermediate Tax Free Bond Fund R Shares  RIIBX
Cusip 76656A 856  Riggs Long Term Tax Free Bond Fund R Shares     RILTX
Cusip 76656A 203  Riggs Prime Money Market Fund R Shares          RYPXX
Cusip 76656A 104  Riggs Prime Money Market Fund Y Shares          RRPXX
Cusip 76656A 401  Riggs U.S. Treasury Money Market Fund R Shares  RYTXX
Cusip 76656A 302  Riggs U.S. Treasury Money Market Fund Y Shares  RRTXX

PART C.     OTHER INFORMATION.
------------------------------

Item 23.      Exhibits:
              ---------
                   (a)    (i) Conformed Copy of the Declaration of Trust of
                              the Registrant; (1)
                   (ii)   Conformed copy of Amendment No. 1 to the
         Declaration of Trust of the Registrant; (16)
                   (iii)  Conformed copy of Amendment No. 2 to the
         Declaration of Trust of the Registrant; (16)
                   (iv)   Conformed copy of Amendment No. 3 to the
         Declaration of Trust of the Registrant; (8)
                   (v)    Conformed copy of Amendment No. 4 to the
         Declaration of Trust of the Registrant; (8)
                   (vi)   Conformed copy of Amendment No. 5 to the
         Declaration of Trust of the Registrant;(8)
                   (vii)  Conformed copy of Amendment No. 6 to the
         Declaration of Trust of the Registrant; (15)
                   (viii) Conformed copy of Amendment No. 7 to the
         Declaration of Trust of the Registrant; (15)
                   (ix)   Conformed copy of Amendment No. 8 to the
         Declaration of Trust of the Registrant; (8)
(x)   Conformed copy of Amendment No. 9 to the Declaration of Trust of the
                          Registrant; (8)
(xi)   Conformed copy of Amendment No. 10 to the
                          Declaration of Trust of the Registrant; +
                   (xii)  Conformed copy of Amendment No. 11 to the Declaration of
                          Trust of the Registrant; +
              (b)  (i)    Copy of the By-Laws of the Registrant;(1)
                   (ii)   Copy of Amendment No. 1 to the By-Laws of the Registrant;
                          (16)
                   (iii)  Copy of Amendment No. 2 to the By-Laws of the Registrant;
                          (16)
                   (iv)   Copy of Amendment No. 3 to the By-Laws of the Registrant;
                          (16)
                   (v)    Copy of Amendment No. 4 to the By-Laws of the Registrant;
                          (16)
              (c)  (i)    Copy of the Specimen Certificate for Shares of
         Beneficial Interest of RIMCO Monument U.S.                     Treasury
         Money Market Fund, RIMCO Monument                        Bond Fund and RIMCO
         Monument Stock Fund;(2)

+  All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration
   Statement on Form N-1A filed May 9, 1991. (File Nos.
   33-40428 and 811-6309).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No.
   1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   8 on Form N-1A filed October 10, 1995. (File Nos.
   33-40428 and 811-6309).
15.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).

                   (ii)   Copy of the Specimen Certificate for Shares of Beneficial
                          Interest of RIMCO Monument Small Capitalization Equity
                          Fund;(6)
                   (iii)  Copy of the Specimen Certificate for Shares of
         Beneficial Interest of RIMCO Monument Prime              Money Market Fund -
         Class A Shares and Class B             Shares; (8)
              (d)  (i)    Conformed copy of the Investment Advisory Contract of the
                          Registrant and Exhibits A through I of the Investment
                          Advisory
                          Contract; +
                   (ii)   Conformed copy of the Sub-Advisory Contract
              between Riggs Bank, N.A. and J. Bush & Co.                and Exhibit A
              of the Sub-Advisory Contract;
                          (16)
                   (iii)  Conformed copy of the Sub-Advisory Contract between Riggs
                          Investment Corp. and Riggs Investment Management
                          Corporation and Exhibits A through      H of the
                          Sub-Advisory Contract; +
              (e)  (i)    Conformed copy of the Distributor's Contract of
         the Registrant and Exhibits A and B thereto;(7)
                   (ii)   Conformed copy of Exhibit C to the      Distributor's
                   Contract of the Registrant;(10)
                   (iii)  Conformed copy of Exhibits D & E to the Distributor's
                   Contract of the Registrant; (13)
                                        (iv)    Conformed copy of Exhibits F & G to
                   the Distributor's Contract of the Registrant; (15)
                   (v)    Conformed copy of Exhibit H to the   Distributor's Contract
                          of the Registrant; (16)
                   (vi)   Conformed copy of Exhibit I to the Distributor's Contract
                          of the Registrant; +
(f)           Not applicable;

--------------------
+  All exhibits are being filed electronically.

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   7 on Form N-1A filed June 27, 1995. (File Nos. 33-40428 and 811-6309).
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
   No. 8 on Form N-1A filed October 10, 1995. (File Nos.
   33-40428 and 811-6309).
10.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   10 on Form N-1A filed June 26, 1997. (File Nos.
   33-40428 and 811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   13 on Form N-1A filed June 18, 1999. (File Nos.
   33-40428 and 811-6309).
15.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   17 on Form N-1A filed September 10, 1999. (File Nos. 33-40428 and 811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).

              (g)  (i)    Conformed copy of the Custody Agreement of the
Registrant;(1)
                   (ii)   Copy of the Custodial Compensation;(11)
                   (iii)  Conformed copy of Custody Agreement between   Riggs Bank
         N.A and The Bank of New York dated     June 8, 1998; (13)
                   (iv)   Conformed copy of Appendix A to the     Custody Agreement
         of the Registrant; (16)
                   (v)    Conformed copy of Amendment No. 2 to Appendix B to the
                   Custody Agreement of the Registrant; (16)
                   (vi)   Conformed copy of Appendix C to the Custody   Agreement of
         the Registrant; (16)
                   (vii)  Conformed copy of Exhibit A to the Custody    Agreement of
         the Registrant; (16)
                   (viii) Conformed copy of Exhibit B to the Custody    Agreement of
         the Registrant; (16)
                   (ix)   Conformed copy of Exhibit B-1 to the Custody  Agreement of the Registrant; (16)
                   (x)    Conformed copy of Exhibit C to the Custody    Agreement of
         the Registrant; (16)
                   (xi)   Conformed copy of Exhibit D to the Custody    Agreement of
                   the Registrant; (16)
              (h)  (i)    Conformed copy of the Agreement for Fund
                          Accounting Services, Administrative Services,
                          Transfer Agency Services and Custody Services
                          Procurement;(5)
(ii)  Conformed copy of Amendment No. 1 and
                          Exhibit 1 to the Agreement for Fund Accounting Services,
                          Administrative Services, Transfer Agency Services and
                          Custody Services Procurement; +
(iii) Conformed copy of Amendment No. 1 to the
                          Schedule of Compensation for the Agreement for
                          Fund Accounting Services, Administrative
                          Services, Transfer Agency Services and Custody
                          Services Procurement; +

                  __
--------------------
+  All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration
   Statement on Form N-1A filed May 9, 1991.  (File Nos. 33-40428 and 811-6309).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
11.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   11 on Form N-1A filed April 24, 1998. (File Nos.
   33-40428 and 811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   13 on Form N-1A filed June 18, 1999. (File Nos.
   33-40428 and 811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).

                   (iv)   Conformed copy of the Administrative Services
                          Agreement of the Registrant; (5)
                   (v)    Conformed copy of the Shareholder Services Agreement of the
                          Registrant;(12)
                   (vi)   Conformed copy of Amendment No. 1 to Exhibit 1 to the
               Shareholder Services Agreement of the Registrant; (16)
                   (vii)  Conformed copy of Amendment No. 2 to Exhibit 1 to the
               Shareholder Services Agreement of the Registrant; (16)
                   (viii) Conformed copy of Shareholder Services Plan of the
               Registrant;(12)
                   (ix)   Conformed copy of Exhibit A to the Shareholder
               Services Plan of the Registrant; (16)
                   (x)    Conformed copy of Exhibit B to the Shareholder
               Services Plan of the Registrant; (16)
                   (xi)   Conformed copy of Exhibit C to the Shareholder
               Services Plan of the Registrant; (16)
                   (xii)  Conformed copy of Exhibit D to the Shareholder
               Services Plan of the Registrant; (16)
                   (xiii) Conformed copy of Exhibit E to the Shareholder
               Services Plan of the Registrant; (16)
                   (xiv)  Conformed copy of Exhibit F to the Shareholder
               Services Plan of the Registrant; (16)
                   (xv)   Conformed copy of Exhibit G to the Shareholder
               Services Plan of the Registrant; (16)
                   (xvi)  Conformed copy of Exhibit H to the Shareholder
               Services Plan of the Registrant; (16)
                   (xvii) Conformed copy of Exhibit I to the Shareholder
               Services Plan of the Registrant; (16)
                   (xviii)Conformed copy of Exhibit J to the Shareholder
               Services Plan of the Registrant; (16)
                   (xix)  Conformed copy of Exhibit K to Shareholder Services
               Plan of the Registrant; (16)
                   (xx)   Conformed copy of Exhibit L to the Shareholder
               Services Plan of the Registrant; (16)
                   (xxi)  Conformed copy of Exhibit M to the Shareholder Services
                          Plan of the Registrant; (16)
                   (xxii) Conformed copy of Exhibit N to the Shareholder Services Plan of the Registrant; +

                  __
--------------------
+  All exhibits are being filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
12.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   12 on Form N-1A filed June 29, 1998. (File Nos. 33-40428 and 811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).

              (i)         Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered; (9)
              (j)         Conformed copy of the Consent of Independent Public Accountants; +
              (k)         Not applicable;
              (l)         Conformed copy of the Initial Capital   Understanding; (9)
              (m)  (i)    Conformed copy of the Distribution Plan of the
      Registrant; (8)
                   (ii)   Conformed copy of Exhibit A to the
      Distribution Plan of the Registrant; (16)
                   (iii)  Conformed copy of Exhibits B & C to the
      Distribution Plan of the Registrant;(13)
                   (iv)   Conformed copy of Exhibit D to the
      Distribution Plan of the Registrant; (16)
                   (v)    Conformed copy of Exhibit E to the
      Distribution Plan of the Registrant; (16)
                   (vi)   Copy of Registrant's Rule 12b-1 Agreement of
               the Registrant; (8)
                   (vii)  Conformed copy of Exhibit A to the Rule 12b-1
               Agreement of the Registrant; (16)
              (n)  (i)    Conformed copy of the Multiple Class Plan of
               the Registrant, as Amended, Effective                    September 1,
               1998; (13)
                   (ii)   Conformed copy of Exhibit A to the Multiple
                          Class Plan of the Registrant; (16)
                   (iii)  Conformed copy of Exhibit B to the Multiple
                          Class Plan of the Registrant; (16)
                   (iv)   Conformed copy of Exhibit C to the Multiple
                          Class Plan of the Registrant; (16)
              (o)         Conformed copy of Power of Attorney of the
               Registrant; +
              (p)  (i)    Copy of the Code of Ethics for Sub-Adviser; (16)
                   (ii)   Copy of the Code of Ethics for Access Persons; (16)

                  __
--------------------
+  All exhibits are being filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   9 on Form N-1A filed June 27, 1996. (File Nos. 33-40428 and 811-6309).
13.Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   13 on Form N-1A filed June 18, 1999. (File Nos. 33-40428 and 811-6309).
16.Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 on Form N-1A filed June 29, 2000. (File Nos.
   33-40428 and 811-6309).

Item 24.      Persons Controlled by or Under Common Control with the Fund:
              ------------------------------------------------------------

              None

Item 25.      Indemnification: (2)
              ----------------

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No.
   1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).

Item 26.      Business and Other Connections of the Investment Adviser:
              --------------------------------------------------------

                  (a)   The Board of Trustees (the Board) governs the Funds. The
                        Board selects and oversees the Adviser, Riggs Investment
                        Corp.  The Adviser manages the Funds' assets, including
                        buying and selling portfolio securities. The Adviser's
                        address is 808 17th Street N.W., Washington, D.C. 20006.
                        The Adviser has delegated daily management of the Funds to the following Sub-Advisers: Riggs Investment Management Corp.
                        ("RIMCO") (with respect to the Stock Fund, U.S. Government
                        Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund,
                        Long Term Tax Free Bond Fund, Prime Money Market Fund and
                        U.S. Treasury Money Market Fund); and J. Bush & Co. (with
                        respect to Large Cap Growth Fund). These Sub-Advisers, which are paid by the Adviser and not by the Funds, are
                        subsidiaries of Riggs National Corporation, a bank holding company. Riggs Investment Corp. or its subsidiary RIMCO, has advised the Riggs Funds since September 1991, and as of April
                        30, 2001, provides investment advice for assets of over $2.5 billion.  RIMCO has a varied client base of approximately 200 other relationships including corporate pension plans,
                        foundations, endowments and associations.
                        J. Bush & Co. manages assets valued at over $500 million.  J.
                        Bush & Co. has not had any prior experience managing mutual funds.
                        The business addresses of the Sub-adviser's are: Riggs
                        Investment Management Corp. 808 17th Street N.W. Washington,
                        D.C. 20006-3950; and J. Bush & Co., 55 Whitney Avenue, New
                        Haven, CT 06510.

                         Other Substantial       Business, Profession,
Name                     Position with the       Vocation or Employment
                          Adviser
---------------------------------------------------------------------------------

Henry A. Dudley, Jr.     Chairman - Board of     Executive Vice President,
                          Directors              Riggs Bank N.A.; President,
                                                 Riggs & Co.; Director, J. Bush
                                                 & Co. Inc. Board of Directors

Jeffrey T. Glynn         Director - Board of     Executive Vice President,
                          Directors              Riggs Bank N.A.

Mark N. Hendrix          Director - Board of     Executive Vice President and
                          Directors              Chief Marketing Officer, Riggs
                                                 Bank N.A.

Robert C. Roane          Director - Board of     Executive Vice President and
                          Directors              Chief Operating Officer, Riggs
                                                 Bank N.A.; Director, Riggs
                                                 Bank N.A. and J. Bush & Co.
                                                 Inc. Board of Directors

Steven T. Tamburo        Director - Board of     Executive Vice President,
                          Directors              Riggs Bank N.A.; Treasurer, J.
                                                 Bush & Co. Inc. Board of
                                                 Directors

Richard B. Coltrane, III Treasurer               Managing Director, Riggs
                                                 Investment Corp.

Mary B. LeMont           Secretary               Secretary, RIMCO and J. Bush &
                                                 Co. Inc

Jonathan J. Bush         Chairman - RIMCO and J. Chief Executive Officer of
                          Bush & Co. Inc. Boards RIMCO; Chief Executive Officer
                          of Directors           of J. Bush & Co. Inc.

Timothy C. Coughlin      Director - RIMCO and J. President, Riggs National Corp.
                          Bush & Co. Inc. Boards
                          of Directors

Lawrence I. Hebert       Director - RIMCO Board  President and Chief Executive
                          of Directors           Officer, Riggs Bank N.A.;
                                                 Director, Riggs Bank N.A.
                                                 Board of Directors

Item 26.    Business and Other Connections of the Investment Adviser
            ---------------------------------------------------------
            (continued):
            ------------

                         Other Substantial       Business, Profession,
Name                     Position with the       Vocation or Employment
                          Adviser
---------------------------------------------------------------------------------

Henry D. Morneault       Director - RIMCO Board  President, Perpetual Corp.;
                          of Directors           Chairman, Riggs & Co.

Nathan Reischer          Director - RIMCO Board  Managing Director, RIMCO
                          of Directors

Pierre (Pete) G. Trinque Director - RIMCO Board  Senior Managing Director and
                          of Directors           Chief Operating Officer, RIMCO

Timothy M. Williams      Treasurer - RIMCO       Senior Executive Director and
                                                 Director of Compliance, RIMCO

Russ S. Alstott          Director - J. Bush &    President and Chief Investment
                          Co. Inc. Board of      Officer, J. Bush & Co. Inc.
                          Directors

Item 27.  Principal Underwriters:
          -----------------------

                   (a)    Federated Securities Corp. the Distributor for shares of
                   the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond
Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.;
FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds;
RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds;
The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Vice Presidents               Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

            (c)  Not applicable

Item 28.      Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment
Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779
                                            (Notices should be sent to  the Agent for
           Service at                       above address)

                                            5800 Corporate Drive
                                            Pittsburgh, PA 15237-7010

Federated Shareholder Services Company      Federated Investors Tower
("Transfer Agent, Dividend                  1001 Liberty Avenue
Disbursing Agent and Portfolio              Pittsburgh, PA 15222-3779
Recordkeeper")

Federated Services Company                  Federated Investors Tower
("Administrator")                           1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779

Riggs Investment Corp.                      808 17th Street, N.W.
("Adviser")                                 Washington, D.C. 20006-3950

RIMCO                                       808 17th Street, N.W.
(Sub-Adviser to the Stock Fund,             Washington, D.C. 20006-3950
U.S. Government Securities Fund,
Bond Fund, Intermediate Tax Free
Bond Fund, Long Term Tax Free
Bond Fund, Prime Money Market Fund
And U.S. Treasury Money Market Fund)

J. Bush & Co.                               55 Whitney Avenue
(Sub-Adviser to Large Cap                   New Haven, CT 06510
Growth Fund)

Riggs Investment Corp.                      RIMCO Funds
("Custodian")                               1120 Vermont Avenue, N.W.
                                            Washington, D.C. 20005-3598

Item 29.      Management Services:  Not applicable.
              --------------------

Item 30.      Undertakings:

              Registrant hereby undertakes to comply with the provisions      of
           Section 16(c) of the 1940 Act with respect to the      removal of
           Trustees and the calling of special sharehomeetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, RIGGS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 27th day of June, 2001.

                                      RIGGS FUNDS
                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  June 27, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          June 1, 2001
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Peter J. Germain*                 President

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Christopher Donahue*           Executive Vice President
                                  And Trustee

Thomas G. Bigley*                 Trustee
John T. Conroy, Jr.*              Trustee
Nicholas P. Constantakis*         Trustee
John F. Cunningham*               Trustee
Lawrence D. Ellis, M.D.*          Trustee
Peter E. Madden*                  Trustee
Charles F. Mansfield, Jr.*        Trustee
John E. Murray, Jr.*              Trustee
Marjorie P. Smuts*                Trustee
John S. Walsh*                    Trustee

* By Power of Attorney